(2_FIDELITY_LOGOS)FIDELITY

CAPITAL APPRECIATION
FUND
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  25    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3% sales load which was eliminated as of December 30, 1996.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997         PAST 6   PAST 1   PAST 5    PAST 10
                                     MONTHS   YEAR     YEARS     YEARS

Fidelity Capital Appreciation        7.05%    9.81%    94.76%    220.39%

S&P 500 (registered trademark)       14.72%   25.13%   120.23%   275.42%

Capital Appreciation Funds Average   1.34%    2.99%    86.32%    181.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 216 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997         PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Fidelity Capital Appreciation        9.81%    14.26%   12.35%

S&P 500                              25.13%   17.10%   14.14%

Capital Appreciation Funds Average   2.99%    12.86%   10.22%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Capital Appreciation        SP Standard & Poor 500
             00307                       SP001
  1987/04/30      10000.00                    10000.00
  1987/05/31      10047.39                    10087.00
  1987/06/30      10466.03                    10596.39
  1987/07/31      11808.85                    11133.63
  1987/08/31      11627.17                    11548.92
  1987/09/30      11824.64                    11295.99
  1987/10/31       8586.10                     8862.84
  1987/11/30       8554.50                     8132.54
  1987/12/31       8977.59                     8751.43
  1988/01/31       9363.08                     9119.86
  1988/02/29      10185.46                     9544.85
  1988/03/31      10528.11                     9249.91
  1988/04/30      10879.34                     9352.58
  1988/05/31      10990.70                     9433.95
  1988/06/30      11590.35                     9866.97
  1988/07/31      11538.95                     9829.48
  1988/08/31      11410.45                     9495.27
  1988/09/30      11847.34                     9899.77
  1988/10/31      12130.03                    10174.99
  1988/11/30      12001.54                    10029.48
  1988/12/31      12354.82                    10205.00
  1989/01/31      12960.03                    10952.01
  1989/02/28      12821.69                    10679.30
  1989/03/31      13228.05                    10928.13
  1989/04/30      13842.12                    11495.30
  1989/05/31      14370.18                    11960.86
  1989/06/30      14699.13                    11892.68
  1989/07/31      15651.37                    12966.59
  1989/08/31      15711.97                    13220.73
  1989/09/30      15660.36                    13166.53
  1989/10/31      15010.02                    12861.07
  1989/11/30      15313.51                    13123.43
  1989/12/31      15679.36                    13438.39
  1990/01/31      14962.80                    12536.68
  1990/02/28      15160.80                    12698.40
  1990/03/31      15273.94                    13034.91
  1990/04/30      14736.52                    12709.04
  1990/05/31      15519.08                    13948.17
  1990/06/30      15377.65                    13853.32
  1990/07/31      15085.37                    13808.99
  1990/08/31      13510.84                    12560.66
  1990/09/30      12520.86                    11948.95
  1990/10/31      12115.44                    11897.57
  1990/11/30      12747.14                    12666.15
  1990/12/31      13219.79                    13019.54
  1991/01/31      13773.80                    13587.19
  1991/02/28      14843.61                    14558.68
  1991/03/31      15197.03                    14911.00
  1991/04/30      15254.34                    14946.78
  1991/05/31      15454.93                    15592.48
  1991/06/30      14996.44                    14878.35
  1991/07/31      15569.55                    15571.68
  1991/08/31      15560.00                    15940.73
  1991/09/30      15082.41                    15674.52
  1991/10/31      14786.30                    15884.56
  1991/11/30      13907.53                    15244.41
  1991/12/31      14540.99                    16988.37
  1992/01/31      15389.41                    16672.39
  1992/02/29      16025.72                    16889.13
  1992/03/31      15990.37                    16559.79
  1992/04/30      16449.93                    17046.65
  1992/05/31      16650.26                    17130.18
  1992/06/30      16638.47                    16874.94
  1992/07/31      16720.96                    17565.12
  1992/08/31      16049.29                    17205.04
  1992/09/30      16072.86                    17408.05
  1992/10/31      16167.13                    17468.98
  1992/11/30      16343.88                    18064.68
  1992/12/31      16921.16                    18286.87
  1993/01/31      17395.00                    18440.48
  1993/02/28      17769.15                    18691.27
  1993/03/31      18769.53                    19085.66
  1993/04/30      19669.87                    18623.78
  1993/05/31      20195.06                    19122.90
  1993/06/30      20257.59                    19178.36
  1993/07/31      20695.25                    19101.64
  1993/08/31      20970.35                    19825.60
  1993/09/30      20482.67                    19672.94
  1993/10/31      21683.12                    20080.17
  1993/11/30      21608.09                    19889.41
  1993/12/31      22575.20                    20130.07
  1994/01/31      23802.69                    20814.49
  1994/02/28      23290.55                    20250.42
  1994/03/31      22321.82                    19367.50
  1994/04/30      22458.26                    19615.41
  1994/05/31      22635.64                    19937.10
  1994/06/30      21885.21                    19448.64
  1994/07/31      22362.75                    20086.55
  1994/08/31      23249.62                    20910.10
  1994/09/30      23331.49                    20397.81
  1994/10/31      23195.05                    20856.76
  1994/11/30      23345.13                    20097.15
  1994/12/31      23144.11                    20395.19
  1995/01/31      23839.49                    20924.04
  1995/02/28      24277.88                    21739.45
  1995/03/31      24277.88                    22380.98
  1995/04/30      24958.15                    23040.10
  1995/05/31      25079.09                    23961.02
  1995/06/30      25653.53                    24517.63
  1995/07/31      26878.01                    25330.63
  1995/08/31      27679.21                    25394.21
  1995/09/30      28011.78                    26465.85
  1995/10/31      26772.19                    26371.37
  1995/11/30      27195.46                    27529.07
  1995/12/31      27487.74                    28059.28
  1996/01/31      28749.10                    29014.42
  1996/02/29      28634.43                    29283.38
  1996/03/31      28699.96                    29565.38
  1996/04/30      29175.01                    30001.17
  1996/05/31      29994.08                    30774.90
  1996/06/30      29093.11                    30892.16
  1996/07/31      27454.98                    29527.34
  1996/08/31      28372.33                    30150.07
  1996/09/30      29895.79                    31846.92
  1996/10/31      29928.55                    32725.26
  1996/11/30      31583.06                    35198.96
  1996/12/31      31643.85                    34501.67
  1997/01/31      33061.01                    36657.33
  1997/02/28      32612.54                    36944.73
  1997/03/31      31374.77                    35426.67
  1997/04/30      32039.00                    37541.64
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital Appreciation Fund on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $32,039 - a 220.39% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $37,542 - a 275.42% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Harry Lange, Portfolio Manager of Fidelity Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, HARRY?
A. For the six months ended April 30, 1997, the fund produced a return of 7.05%. This topped the 1.34% return of the capital appreciation funds average, according to Lipper Analytical Services, over the same time. From a 12-month perspective, the fund had a return of 9.81% as of April 30, 1997, while the peer group returned 2.99%.
Q. TO WHAT DO YOU ATTRIBUTE THE FUND'S STRONG SHOWING VERSUS ITS
COMPETITORS?
A. Individual stock selection is typically the most important driver behind performance, and this particular period was no different. It's a relatively simple concept: if your top stocks perform well or poorly, the fund's returns will most likely reflect that. In terms of specific market segments, the fund's technology positions contributed positively, as did its stake in real estate investment trusts, better known as REITs. Relative to its peer group, the fund was overweighted in each of these areas.
Q. DID YOU NOTICE ANY SIGNIFICANT MARKET DEVELOPMENTS DURING THE PERIOD? IF SO, HOW DID THE FUND REACT?
A. One theme that wove its way through the market during the latter half of 1996 and into early 1997 was the continued surge of large-cap stocks - those with market capitalizations of $5 billion or more. These stocks are typically well-known amongst consumers - Coca-Cola, Disney, Microsoft, to name just a few. Much of the market's gains for the period, as gauged by the S&P 500, was concentrated among a select group of these stocks. In an environment such as we've seen - high levels of cash coming into mutual funds and increased volatility toward the end of the period - investors tend to feel more comfortable buying these well-known stocks. From the fund's perspective, a majority of its positions are mid- or small-cap by nature. I did, however, find attractive opportunities among these larger, more liquid stocks as well.
Q. WHEN WE LAST SPOKE, YOU STATED YOUR INTENTION OF ADJUSTING THE FUND'S UNDERLYING INVESTMENTS TO ASSUME MORE OF A GROWTH-ORIENTED PROFILE. HOW DID YOU GO ABOUT PURSUING THIS?
A. The fund's continued overweighting in technology and retail stocks - relative to the Standard & Poor's 500 Index - reflected this strategy. Both groups are considered growth-oriented. I also pursued growth through the consolidation game. Depending on the situation, a company can increase its growth prospects considerably by acquiring another company. Examples that affected the fund included HFS, Inc., a conglomerate that was in the process of acquiring hotels and rental car companies; Corporate Express, which focused on adding office supply companies; and Service Corp. International, which was adding to its presence in the funeral home business.
Q. DID YOU WORK ANY OTHER THEMES INTO YOUR STRATEGY?
A. I tried to find companies that had the ability to increase the prices of their products. In some cases, as industries consolidate, aggressive competition is reduced and companies are able to increase their prices. Additionally, as companies establish strong brands and market share, they can also give themselves a better chance of setting their own prices.
Q. IN MARCH, THE FEDERAL RESERVE BOARD RAISED INTEREST RATES A QUARTER OF A PERCENTAGE POINT AND SENTIMENT SEEMS TO INDICATE THAT MORE HIKES ARE FORTHCOMING. WHAT EFFECT DO INTEREST RATE INCREASES HAVE ON STOCKS?
A. Rate increases hurt stocks in two ways. First, rising rates translate to rising bond yields. This can make bonds more attractive relative to stocks and you could see investors shift into the fixed-income arena, making stocks less in demand. Second, higher interest rates hurt companies that have net debt on their balance sheets. Borrowing costs go up with higher rates as well, so companies are more hesitant to build earnings through consolidation. Basically, higher rates would accomplish the Fed's goal of slowing down the economy.
Q. WHICH INDIVIDUAL HOLDINGS HAD THE MOST INFLUENCE ON THE FUND'S
PERFORMANCE?
A. After a bumpy ride in the summer of 1996, technology stocks posted modest gains in late 1996 and early this year. Reflecting this rebound, some of the top-performing stocks in the portfolio resided in the technology group. Stocks such as Intel, Seagate and EMC contributed positively to the fund's overall performance. On the other side of the coin, Westinghouse - which remains a large holding - was somewhat disappointing. They're talking about spinning off their radio and TV entities, a development that I feel could be beneficial. Security First Network Bank, the first-ever FDIC-approved Internet bank, was also a disappointment.
Q. WHAT'S YOUR OUTLOOK?
A. Despite expectations of further interest rate increases, I won't make any wholesale allocation changes. I may look at less interest-rate sensitive stocks, but rising rates won't alter my investing discipline of analyzing individual companies' top-line growth and pursuing good buying opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL:  to increase the value
of the fund's shares by
investing mainly in common
stocks
FUND NUMBER: 307
TRADING SYMBOL: FDCAX
START DATE: November 26, 1986
SIZE:  as of April 30, 1997,
more than $1.5 billion
MANAGER: Harry Lange,
since 1996; manager, Fidelity
Select Computers Portfolio,
1992-1996; Fidelity Select
Technology Portfolio, 1993-
1996; Fidelity Select
Electronics Portfolio,
1993-1995; research director,
Fidelity Investments Far East,
1988-1992; manager, Fidelity
Select Capital Goods Portfolio
and Fidelity Select Automation
and Machinery Portfolio, 1988;
joined Fidelity in 1987
(checkmark)
HARRY LANGE ON THE
BUSINESS CYCLE AND ITS
EFFECTS ON STOCKPICKING:
"A typical business cycle
involves a recession giving
way to modest growth, then
stronger growth. At some
point, this expansion reaches
its peak and a slowdown
begins, leading to recession
and a completion of the cycle.
Lately, though, these phases
of the cycle haven't been so
pronounced. The economy
has been plugging along for
quite some time, with
moderate growth and minimal
signs of inflation. I think part
of the reason behind this is
that companies are managing
their businesses smarter.
There's more consolidation
going on, companies are
monitoring their inventories so
as not to overbuild and they're
responding more and more to
their customers' needs.
Because of this, we may
see a more muted business
cycle going forward. Some
investors buy stocks based
on whether we're in the early
or late stages of a cycle, but
I don't generally prescribe to
that strategy. As the phases
of the business cycle become
harder and harder to see,
making investment changes
based on where we're at in
the cycle becomes
increasingly challenging."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                              % OF FUND'S    % OF FUND'S
                              INVESTMENTS    INVESTMENTS
                                             IN THESE STOCKS
                                             6 MONTHS AGO

Microsoft Corp.               5.1            0.1

Westinghouse Electric Corp.   3.9            0.4

Seagate Technology            3.4            3.0

Service Corp. International   2.9            0.2

Dell Computer Corp.           2.6            0.0

USA Waste Services, Inc.      2.6            0.0

MCI Communications Corp.      2.1            0.0

Corporate Express, Inc.       1.9            0.0

Wal-Mart Stores, Inc.         1.8            0.6

General Electric Co.          1.7            3.3

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Technology                         20.9           22.5

Industrial Machinery & Equipment   10.3           4.9

Retail & Wholesale                 10.0           9.7

Media & Leisure                    8.9            10.3

Construction & Real Estate         8.2            6.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 48.4
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 3.6
Stocks 93.5%
Bonds 0.0%
Short-term
investments 6.5%
FOREIGN
INVESTMENTS 6.5%
Stocks 96.8%
Bonds 0.0%
Short-term
investments 3.2%
FOREIGN
INVESTMENTS 7.8%
Row: 1, Col: 1, Value: 46.5
Row: 1, Col: 2, Value: 47.0
Row: 1, Col: 3, Value: 6.5
Row: 1, Col: 4, Value: 0.0
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.9%
AEROSPACE & DEFENSE - 1.6%
BE Aerospace, Inc.   800,000 $ 19,700
Harsco Corp.   163,400  6,025
  25,725
DEFENSE ELECTRONICS - 1.3%
Litton Industries, Inc.   243,300  10,310
Tracor, Inc. (a)  452,700  9,846
  20,156
TOTAL AEROSPACE & DEFENSE   45,881
BASIC INDUSTRIES - 3.3%
CHEMICALS & PLASTICS - 1.3%
AEP Industries, Inc. (a)  23,000  1,087
Foamex International, Inc. (a)  100,000  1,438
Monsanto Co.   320,000  13,680
Seda Specialty Packaging Corp. (a)(c)  327,000  5,395
  21,600
IRON & STEEL - 0.7%
Aeroquip Vickers, Inc.   50,000  2,019
Inland Steel Industries, Inc.   81,000  1,842
Quanex Corp.   200,000  5,050
TriMas Corp.   108,300  2,667
  11,578
METALS & MINING - 0.0%
Alumax, Inc. (a)  14,400  526
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  461,200  12,452
PAPER & FOREST PRODUCTS - 0.5%
Mail-Well, Inc.   100,000  2,738
Mercer International, Inc. (SBI)  568,000  4,686
  7,424
TOTAL BASIC INDUSTRIES   53,580
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 8.2%
BUILDING MATERIALS - 0.3%
CalMat Co.   50,000 $ 894
Masco Corp.   100,000  3,775
  4,669
CONSTRUCTION - 2.1%
Daito Trust Construction Co.   486,700  4,903
Higashi Nihon House Co. Ltd.   200,000  1,968
Lennar Corp.   972,468  26,135
  33,006
ENGINEERING - 0.1%
Billing Information Concepts Corp. (a)  100,000  2,388
REAL ESTATE - 0.6%
Major Realty Corp. (a)(c)  680,000  850
Mitsubishi Estate Co. Ltd.   200,000  2,519
Stewart Enterprises, Inc. Class A  200,000  6,600
  9,969
REAL ESTATE INVESTMENT TRUSTS - 5.1%
American Health Properties, Inc.   93,700  2,202
Bay Apartment Communities, Inc.  26,000  871
CBL & Associates Properties, Inc.   14,000  331
Duke Realty Investors, Inc.   192,276  7,066
Equity Residential Properties Trust (SBI)  264,300  11,563
Excel Realty Trust, Inc.   750,800  18,207
Felcor Suite Hotels, Inc.   30,000  1,076
Glenborough Realty Trust, Inc.   33,000  652
LTC Properties, Inc.   875,800  14,670
Patriot American Hospitality, Inc.   58,400  1,255
Public Storage, Inc.   285,300  7,667
RFS Hotel Investors, Inc.   469,100  8,444
Starwood Lodging Trust combined certificate (SBI)  206,100  7,935
  81,939
TOTAL CONSTRUCTION & REAL ESTATE   131,971
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Standard Products Co.   200,000 $ 4,375
Wynn's International, Inc.   117,700  2,839
  7,214
HOME FURNISHINGS - 1.3%
Furniture Brands International, Inc. (a)  1,256,800  18,538
HON Industries, Inc.   49,000  2,070
  20,608
TEXTILES & APPAREL - 1.2%
Galey & Lord, Inc. (a)  278,500  4,387
Liz Claiborne, Inc.   100,000  4,525
Polymer Group, Inc.   200,000  2,550
Quaker Fabric Corp. (a)  274,000  3,733
Supreme International Corp. (a)(c)  220,000  3,355
  18,550
TOTAL DURABLES   46,372
ENERGY - 2.0%
ENERGY SERVICES - 0.7%
BJ Services Co. (a)  50,000  2,356
Falcon Drilling, Inc. (a)  33,000  1,262
Pool Energy Services Co. (a)  363,000  4,719
Transocean Offshore, Inc.   50,000  3,032
  11,369
OIL & GAS - 1.3%
Abacan Resource Corp. (a)  500,000  3,218
Cabot Oil & Gas Corp. Class A  100,000  1,675
Coastal Corp. (The)  100,000  4,750
Forcenergy Gas Exploration, Inc. (a)  68,600  2,127
Newport Petroleum Corp. (a)  148,500  744
Newport Petroleum Corp. (a)(d)  310,000  1,553
Occidental Petroleum Corp.   86,100  1,905
Swift Energy Co. (a)  114,000  2,408
Titan Exploration, Inc.   338,000  2,535
  20,915
TOTAL ENERGY   32,284
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 7.1%
BANKS - 0.3%
Canadian Imperial Bank of Commerce  200,000 $ 4,594
Fuji International Trust unit sponsored ADR (d)  29  634
  5,228
CREDIT & OTHER FINANCE - 2.7%
Acom Co. Ltd.   50,000  2,039
American Express Co.   405,000  26,679
Associates First Capital Corp.   19,000  974
Greenpoint Financial Corp.   100,000  5,537
Japan Associated Finance Co.   120,000  7,783
Southern Pacific Funding Corp. (a)  75,000  797
  43,809
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan Mortgage Corporation  500,000  15,938
INSURANCE - 2.0%
Acceptance Insurance Co., Inc. (a)  300,000  5,775
American International Group, Inc.   84,900  10,909
CIGNA Corp.   5,000  752
Life RE Corp.   200,000  7,725
MFC Bancorp Ltd. (a)  100,000  600
Mercury General Corp.   100,000  6,200
  31,961
SAVINGS & LOANS - 0.6%
Charter One Financial Corp.   100,000  4,450
Dime Bancorp., Inc.   100,000  1,613
Security First Network Bank   328,999  2,673
  8,736
SECURITIES INDUSTRY - 0.5%
Lehman Brothers Holdings, Inc.   240,200  8,137
TOTAL FINANCE   113,809
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 1.8%
Bristol-Myers Squibb Co.   340,000  22,270
Collaborative Clinical Research, Inc. (c)  380,000  2,328
Interneuron Pharmaceuticals, Inc. (a)  200,000  2,625
Vivus, Inc.   46,000  1,699
  28,922
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
Becton, Dickinson & Co.   200,000 $ 9,200
Biomet, Inc.   164,100  2,492
Cooper Companies, Inc. (a)  411,200  7,350
Gehe AG  50,000  3,322
Hoya Corp.   200,000  9,162
  31,526
MEDICAL FACILITIES MANAGEMENT - 2.2%
Alternative Living Services, Inc.   188,500  3,110
Carematrix Corp. (a)  131,200  2,608
HEALTHSOUTH Rehabilitation Corp. (a)  400,000  7,900
Home Health Corp. of America, Inc. (a)  200,000  1,800
Sunrise Assisted Living, Inc. (a)  152,000  3,667
Tenet Healthcare Corp. (a)  145,100  3,773
Universal Health Services, Inc. Class B (a)  286,900  10,866
Wellpoint Health Networks, Inc.  50,000  2,112
  35,836
TOTAL HEALTH   96,284
INDUSTRIAL MACHINERY & EQUIPMENT - 10.3%
ELECTRICAL EQUIPMENT - 6.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  48,300  5,373
Energy Conversion Devices, Inc. (a)  150,000  1,312
General Electric Co.   250,000  27,719
Harris Corp.   50,000  4,275
Westinghouse Electric Corp.   3,713,579  63,131
  101,810
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Durco International, Inc.   9,400  234
Ingersoll-Rand Co.   20,000  982
Tyco International Ltd.   20,000  1,220
  2,436
POLLUTION CONTROL - 3.8%
Browning-Ferris Industries, Inc.   300,000  8,513
TETRA Technologies, Inc. (a)  490,500  11,404
USA Waste Services, Inc. (a)  1,254,000  41,068
  60,985
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   165,231
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 8.9%
BROADCASTING - 1.4%
Canal Plus SA  40,000 $ 7,226
Canwest Global Communications Corp. (non-vtg.)  300,000  4,079
HSN, Inc. (a)  490,000  11,515
  22,820
LEISURE DURABLES & TOYS - 2.5%
Arctic Cat, Inc.   1,085,000  10,850
Coachmen Industries, Inc.   200,000  3,425
Hasbro, Inc.   993,500  24,838
  39,113
LODGING & GAMING - 1.1%
Anchor Gaming (a)  294,000  7,350
Grand Casinos, Inc.   140,500  1,546
Host Marriott Corp. (a)  200,000  3,475
Interstate Hotels Co.   70,700  1,776
US Franchise Systems, Inc. Class A (a)  137,300  961
Wyndham Hotel Corp.   101,000  2,790
  17,898
PUBLISHING - 1.9%
Cognizant Corp.   50,000  1,631
Gibson Greetings, Inc. (a)  100,000  2,050
Mecklermedia Corp. (a)  200,000  5,100
Playboy Enterprises, Inc. (a):
Class A  25,000  328
 Class B (c)  1,554,300  21,566
  30,675
RESTAURANTS - 2.0%
Cooker Restaurant Corp.   90,000  821
Logan's Roadhouse, Inc. (a)  101,000  1,616
ShowBiz Pizza Time, Inc. (a)  782,000  15,053
Starbucks Corp. (a)  500,000  14,938
  32,428
TOTAL MEDIA & LEISURE   142,934
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 3.6%
BEVERAGES - 1.9%
Anheuser-Busch Companies, Inc.   200,000 $ 8,575
Michigan Brewery, Inc.   35,000  74
Mondavi (Robert) Corp. Class A (a)(c)  570,000  21,375
  30,024
HOUSEHOLD PRODUCTS - 0.6%
Premark International, Inc.   300,000  7,350
Safeskin Corp. (a)  121,600  2,721
  10,071
TOBACCO - 1.1%
Philip Morris Companies, Inc.   450,000  17,719
TOTAL NONDURABLES   57,814
PRECIOUS METALS - 0.5%
Newmont Mining Corp.   250,000  8,656
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 1.0%
AnnTaylor Stores Corp. (a)  100,000  2,425
Baker (J.), Inc.   238,800  1,881
Charming Shoppes, Inc. (a)  200,000  1,181
Haruyama Trading Co. Ltd.   141,900  1,072
Ross Stores, Inc.   263,000  7,397
Urban Outfitters, Inc. (a)  190,000  2,375
  16,331
DRUG STORES - 1.8%
CVS Corp.   463,000  22,976
Rite Aid Corp.   117,900  5,424
  28,400
GENERAL MERCHANDISE STORES - 2.2%
Costco Companies, Inc. (a)  200,000  5,775
Wal-Mart Stores, Inc.   1,050,000  29,663
  35,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.7%
Performance Food Group Co. (a)  213,750 $ 4,061
Quality Food Centers, Inc. (a)  111,600  4,478
Safeway, Inc. (a)  50,000  2,231
  10,770
RETAIL & WHOLESALE, MISCELLANEOUS - 4.2%
Corporate Express, Inc. (a)  2,999,900  29,999
Duty Free International, Inc.   152,400  2,153
Gadzooks, Inc. (a)  36,250  1,010
Lowe's Companies, Inc.   50,000  1,900
Marks Brothers Jewelers, Inc.   64,700  720
Officemax, Inc. (a)  500,000  6,187
Pier 1 Imports, Inc.   600,000  11,850
Staples, Inc. (a)  210,700  3,793
Tiffany & Co., Inc.   100,000  3,962
Toys "R" Us, Inc. (a)  37,112  1,058
U.S. Office Products Co. (a)  218,000  5,559
  68,191
TOTAL RETAIL & WHOLESALE   159,130
SERVICES - 5.0%
ADVERTISING - 0.1%
Leap Group, Inc. (a)  110,000  523
SERVICES - 4.9%
AccuStaff, Inc. (a)  50,000  913
Assisted Living Concepts, Inc. (a)  10,900  240
CDI Corp. (a)  190,200  7,204
International Service Systems AS, Series B  300,000  8,877
Medpartners, Inc. (a)  200,000  3,650
RMH Teleservices, Inc.  70,000  403
Service Corp. International  1,350,000  46,237
Sotheby's Holdings, Inc. Class A  102,500  1,627
Volt Information Sciences, Inc. (a)  159,200  8,278
Wackenhut Corp., Series B  100,000  1,412
  78,841
TOTAL SERVICES   79,364
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 20.9%
COMMUNICATIONS EQUIPMENT - 0.8%
Davox Corp. (a)  56,100 $ 1,851
Matsushita Communication Industrial Co. Ltd.   150,000  3,873
Northern Telecom Ltd.   100,000  7,270
  12,994
COMPUTER SERVICES & SOFTWARE - 8.7%
Alphanet Solutions, Inc. (a)  135,000  2,025
BancTec, Inc. (a)  508,100  11,623
CUC International, Inc. (a)  320,000  6,760
Ceridian Corp. (a)  100,000  3,338
4Front Software International, Inc. (a)(c)  435,000  1,468
Intersolv, Inc. (a)  300,000  2,288
Learning Co., Inc. (The) (a)  422,400  2,746
Microsoft Corp. (a)  670,800  81,502
MicroAge, Inc. (a)  454,500  5,738
Oracle Systems Corp.   350,000  13,912
STB Systems, Inc. (a)  180,000  4,567
Sabre Group Holdings, Inc. Class A  8,900  228
Scopus Technology, Inc. (a)  100,000  2,675
  138,870
COMPUTERS & OFFICE EQUIPMENT - 10.2%
Comdisco, Inc.   200,100  6,353
Creative Technology Corp. Ltd. (a)  499,500  6,868
Dell Computer Corp. (a)  500,000  41,844
EMC Corp. (a)  676,500  24,608
Hutchinson Technology, Inc.   718,000  19,476
SCI Systems, Inc.   27,100  1,673
Seagate Technology (a)  1,200,000  55,050
Wang Laboratories, Inc. (a)  103,700  1,802
Western Digital Corp.   100,000  6,162
  163,836
ELECTRONIC INSTRUMENTS - 0.1%
Quad Systems Corp. (a)  121,600  1,216
SBS Technologies, Inc.   20,000  300
  1,516
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.1%
AccelGraphics, Inc. (c)  306,000 $ 3,213
Hadco Corp. (a)  75,000  3,206
Minebea Co. Ltd.   200,000  1,669
Solectron Corp. (a)  87,300  5,009
Xilinx, Inc.   100,000  4,900
  17,997
TOTAL TECHNOLOGY   335,213
TRANSPORTATION - 1.5%
AIR TRANSPORTATION - 0.4%
America West Holding Corp. Class B (a)  309,000  4,751
Transat AT, Inc. (a)  314,700  1,892
  6,643
SHIPPING - 0.6%
Bergesen Group Class A  475,000  9,805
TRUCKING & FREIGHT - 0.5%
Federal Express Corp. (a)  100,000  5,387
USFreightways Corp.   68,700  1,855
  7,242
TOTAL TRANSPORTATION   23,690
UTILITIES - 3.7%
ELECTRIC UTILITY - 0.8%
American Electric Power Co., Inc.   100,000  4,050
Entergy Corp.  400,000  9,350
  13,400
TELEPHONE SERVICES - 2.9%
MCI Communications Corp.   900,000  34,312
U.S. Long Distance Corp.  100,000  1,213
US WEST Media Group (a)  300,000  5,175
WorldCom, Inc. (a)  250,000  6,000
  46,700
TOTAL UTILITIES   60,100
TOTAL COMMON STOCKS
(Cost $1,446,200)   1,552,313
PREFERRED STOCKS - 0.1%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.1%
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00  6,000 $ 1,530
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
BASIC INDUSTRIES - 0.0%
METALS & MINING - 0.0%
Freeport-McMoran Copper & Gold, Inc.
depositary shares representing 0.025
shares silver denomination  9,100  167
TOTAL PREFERRED STOCKS
(Cost $1,183)   1,697
CASH EQUIVALENTS - 3.2%
Taxable Central Cash Fund (b)
(Cost $51,086)   51,086  51,086
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,498,469)  $ 1,605,096
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,187,000 or 0.1% of net assets.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,499,060,000. Net unrealized appreciation aggregated $106,036,000, of which $200,149,000 related to appreciated investment securities and $94,113,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,498,469) -                                  $ 1,605,096
See accompanying schedule

Cash                                                                                     415

Receivable for investments sold                                                          7,114

Receivable for fund shares sold                                                          736

Dividends receivable                                                                     710

Interest receivable                                                                      236

Other receivables                                                                        126

 TOTAL ASSETS                                                                            1,614,433

LIABILITIES

Payable for investments purchased                                            $ 10,768

Payable for fund shares redeemed                                              2,819

Accrued management fee                                                        501

Other payables and accrued expenses                                           393

Collateral on securities loaned, at value                                     14,338

 TOTAL LIABILITIES                                                                       28,819

NET ASSETS                                                                              $ 1,585,614

Net Assets consist of:

Paid in capital                                                                         $ 1,367,028

Undistributed net investment income                                                      3,673

Accumulated undistributed net realized gain (loss) on                                    108,294
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            106,619
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 88,799 shares outstanding                                               $ 1,585,614

NET ASSET VALUE, offering price and redemption price per                                 $17.86
share ($1,585,614 (divided by) 88,799 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 7,289
Dividends

Interest (including income on securities loaned of $223)                       2,360

 TOTAL INCOME                                                                  9,649

EXPENSES

Management fee                                                     $ 4,913
Basic fee

 Performance adjustment                                             (1,700)

Transfer agent fees                                                 2,004

Accounting and security lending fees                                326

Non-interested trustees' compensation                               8

Custodian fees and expenses                                         76

Registration fees                                                   27

Audit                                                               29

Legal                                                               5

Miscellaneous                                                       9

 Total expenses before reductions                                   5,697

 Expense reductions                                                 (280)      5,417

NET INVESTMENT INCOME                                                          4,232

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of           108,902
$(8,808) on sales of investments in affiliated issuers)

 Foreign currency transactions                                      (7)        108,895

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (2,349)

 Assets and liabilities in foreign currencies                       (4)        (2,353)

NET GAIN (LOSS)                                                                106,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 110,774
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED APRIL    OCTOBER 31,
                                                          30,1997        1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 4,232        $ 20,485
Net investment income

 Net realized gain (loss)                                  108,895        166,201

 Change in net unrealized appreciation (depreciation)      (2,353)        (3,768)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           110,774        182,918
FROM OPERATIONS

Distributions to shareholders                              (10,260)       (37,024)
From net investment income

 From net realized gain                                    (131,672)      (92,563)

 TOTAL DISTRIBUTIONS                                       (141,932)      (129,587)

Share transactions                                         183,461        483,167
Net proceeds from sales of shares

 Reinvestment of distributions                             138,935        127,052

 Cost of shares redeemed                                   (295,472)      (733,699)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           26,924         (123,480)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (4,234)        (70,149)

NET ASSETS

 Beginning of period                                       1,589,848      1,659,997

 End of period (including undistributed net investment    $ 1,585,614    $ 1,589,848
income of $3,673 and $11,097, respectively)

OTHER INFORMATION
Shares

 Sold                                                      10,138         27,494

 Issued in reinvestment of distributions                   7,958          7,589

 Redeemed                                                  (16,318)       (41,809)

 Net increase (decrease)                                   1,778          (6,726)


FINANCIAL HIGHLIGHTS

<capital>
                         SIX MONTHS         YEARS ENDED OCTOBER 31,
                    ENDED APRIL 30,
                               1997

                        (UNAUDITED)        1996      1995      1994 E     1993       1992

SELECTED PER-SHARE DATA

Net asset value,                $ 18.27     $ 17.71   $ 17.00   $ 17.34   $ 13.72   $ 15.48
beginning of period

Income from Investment
Operations

 Net investment income           .05 D       .15       .36       .17       .14       .26

 Net realized and                1.20        1.81      1.98      1.00      4.30      .73
 unrealized gain (loss)

 Total from investment           1.25        1.96      2.34      1.17      4.44      .99
 operations

Less Distributions

 From net investment             (.12)       (.40)     (.17)     (.10)     (.18)     (.62)
income

 From net realized gain          (1.54)      (1.00)    (1.46)    (1.41)    (.64)     (2.13)

 Total distributions             (1.66)      (1.40)    (1.63)    (1.51)    (.82)     (2.75)

Net asset value,                $ 17.86     $ 18.27   $ 17.71   $ 17.00   $ 17.34   $ 13.72
end of period

TOTAL RETURN B, C                7.05%       11.79%    15.42%    6.97%     34.12%    9.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 1,586     $ 1,590   $ 1,660   $ 1,669   $ 1,291   $ 1,009
(in millions)

Ratio of expenses to average     .71% A      .87%      1.09%     1.19%     .87%      .71%
net assets

Ratio of expenses to average     .68% A,     .80%      1.06%     1.17%     .86%      .71%
net assets after expense        F           F         F         F         F
reductions

Ratio of net investment          .53% A      1.24%     2.31%     1.22%     .93%      1.63%
income to average net
assets

Portfolio turnover rate          191% A      205%      87%       124%      120%      99%

Average commission rate G       $ .0424     $ .0037


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,450,839,000 and $1,503,406,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .40% of average net assets after the performance adjustment.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. For the period October 12, 1990 to December 27, 1996, FDC was paid a 3% sales charge on sales of shares of the fund. Effective December 30, 1996 the fund eliminated its 3% sales charge. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges and deferred sales charges of $163,000 and $93,000, respectively, on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $518,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $13,425,000 and $14,338,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $258,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $15,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AccelGraphics, Inc.  $ 1,033 $ - $ - $ 3,213
Collaborative Clinical Research, Inc.   -  -  -  2,328
Cooper Companies, Inc.   -  473  -  -
Donnkenny, Inc.   152  9,379  -  -
4Front Software International, Inc.   -  -  -  1,468
Major Realty Corp.   -  -  -  850
Mondavi (Robert) Corp. Class A   4,642  -  -  21,375
Playboy Enterprises, Inc. Class B   1,026  -  -  21,566
Security First Network Bank   -  4,421  -  -
Seda Specialty Packaging Corp.    -  -  -  5,395
Supreme International Corp.   -  -  -  3,355
US Franchise Systems, Inc. Class A   -  -  -  -
TOTALS  $ 6,853 $ 14,273 $ - $ 59,550
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

DISCIPLINED EQUITY
FUND
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   20   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  24   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997     PAST 6   PAST 1   PAST 5    LIFE OF
                                 MONTHS   YEAR     YEARS     FUND

Fidelity Disciplined Equity      9.03%    14.59%   98.14%    285.28%

S&P 500 (registered trademark)   14.72%   25.13%   120.23%   269.19%

Growth Funds Average             7.15%    12.48%   94.42%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 1   PAST 5   LIFE OF
                                YEAR     YEARS    FUND

Fidelity Disciplined Equity     14.59%   14.66%   17.54%

S&P 500                         25.13%   17.10%   16.94%

Growth Funds Average            12.48%   13.87%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Disciplined Equity          SP Standard & Poor 500
             00315                       SP001
  1988/12/28      10000.00                    10000.00
  1988/12/31      10110.00                    10035.74
  1989/01/31      10980.00                    10770.35
  1989/02/28      10970.00                    10502.17
  1989/03/31      11330.00                    10746.87
  1989/04/30      11920.00                    11304.64
  1989/05/31      12360.00                    11762.47
  1989/06/30      12150.00                    11695.43
  1989/07/31      13130.00                    12751.52
  1989/08/31      13610.00                    13001.45
  1989/09/30      13680.00                    12948.15
  1989/10/31      13250.00                    12647.75
  1989/11/30      13440.00                    12905.76
  1989/12/31      13784.10                    13215.50
  1990/01/31      12825.74                    12328.74
  1990/02/28      13131.60                    12487.78
  1990/03/31      13661.76                    12818.71
  1990/04/30      13274.34                    12498.24
  1990/05/31      14497.78                    13716.82
  1990/06/30      14650.71                    13623.55
  1990/07/31      14599.73                    13579.95
  1990/08/31      13182.58                    12352.32
  1990/09/30      12428.12                    11750.77
  1990/10/31      12254.80                    11700.24
  1990/11/30      13233.55                    12456.07
  1990/12/31      13676.69                    12803.60
  1991/01/31      14479.98                    13361.83
  1991/02/28      15637.96                    14317.20
  1991/03/31      16013.52                    14663.68
  1991/04/30      16159.57                    14698.87
  1991/05/31      16785.50                    15333.87
  1991/06/30      15909.20                    14631.57
  1991/07/31      16702.05                    15313.41
  1991/08/31      17098.47                    15676.33
  1991/09/30      17035.88                    15414.54
  1991/10/31      17463.60                    15621.09
  1991/11/30      16806.37                    14991.56
  1991/12/31      18603.46                    16706.60
  1992/01/31      18983.82                    16395.86
  1992/02/29      19444.88                    16609.00
  1992/03/31      19202.82                    16285.13
  1992/04/30      19444.88                    16763.91
  1992/05/31      19479.46                    16846.05
  1992/06/30      19283.51                    16595.05
  1992/07/31      20205.61                    17273.78
  1992/08/31      19721.51                    16919.67
  1992/09/30      19848.30                    17119.32
  1992/10/31      19905.93                    17179.24
  1992/11/30      20620.56                    17765.05
  1992/12/31      21063.98                    17983.56
  1993/01/31      21471.19                    18134.62
  1993/02/28      21335.45                    18381.26
  1993/03/31      21989.46                    18769.10
  1993/04/30      21261.41                    18314.89
  1993/05/31      21915.42                    18805.73
  1993/06/30      22310.29                    18860.26
  1993/07/31      22199.24                    18784.82
  1993/08/31      23211.10                    19496.77
  1993/09/30      23939.14                    19346.64
  1993/10/31      24037.86                    19747.12
  1993/11/30      23297.48                    19559.52
  1993/12/31      23999.42                    19796.19
  1994/01/31      25174.30                    20469.26
  1994/02/28      24870.68                    19914.54
  1994/03/31      23629.79                    19046.27
  1994/04/30      24329.44                    19290.06
  1994/05/31      24184.23                    19606.42
  1994/06/30      23497.78                    19126.06
  1994/07/31      24078.62                    19753.40
  1994/08/31      25306.31                    20563.29
  1994/09/30      24580.26                    20059.48
  1994/10/31      25002.69                    20510.82
  1994/11/30      24250.23                    19763.82
  1994/12/31      24721.07                    20056.92
  1995/01/31      24335.23                    20576.99
  1995/02/28      25534.08                    21378.88
  1995/03/31      26167.95                    22009.77
  1995/04/30      26843.16                    22657.96
  1995/05/31      27669.96                    23563.59
  1995/06/30      28910.14                    24110.98
  1995/07/31      30660.18                    24910.50
  1995/08/31      30770.42                    24973.02
  1995/09/30      32024.39                    26026.88
  1995/10/31      31748.79                    25933.97
  1995/11/30      32217.31                    27072.47
  1995/12/31      31892.82                    27593.88
  1996/01/31      32449.09                    28533.18
  1996/02/29      32804.48                    28797.68
  1996/03/31      32959.00                    29075.00
  1996/04/30      33623.44                    29503.57
  1996/05/31      34504.20                    30264.47
  1996/06/30      34009.73                    30379.77
  1996/07/31      32109.14                    29037.60
  1996/08/31      32758.13                    29650.00
  1996/09/30      34318.77                    31318.70
  1996/10/31      35338.60                    32182.47
  1996/11/30      37331.90                    34615.14
  1996/12/31      36712.62                    33929.42
  1997/01/31      38828.09                    36049.33
  1997/02/28      38478.29                    36331.95
  1997/03/31      37162.37                    34839.07
  1997/04/30      38528.26                    36918.97
$10,000 OVER LIFE OF FUND Let's say hypothetically that $10,000 was invested in Fidelity Disciplined Equity Fund on December 28, 1988, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $38,528 - a 285.28% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $36,919 - a 269.19% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Brad Lewis, Portfolio Manager of Fidelity Disciplined Equity Fund
Q. HOW DID THE FUND PERFORM, BRAD?
A. The fund outperformed its peer group during the period, posting a return of 9.03% for the six months ending April 30, 1997. The growth funds average had a return of 7.15% during the same period, according to Lipper Analytical Services. To take a longer view, the fund returned 14.59% for the past 12 months, while its Lipper peer group was up 12.48%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. It was a difficult period, as the market continued to be led by a relatively small number of very large-cap stocks. As a case in point, the Standard & Poor's 500 Index, which reflects the performance of the stocks of the largest domestic companies, was up almost 15% during the period. On the other hand, the Russell 2000, which reflects the performance of smaller-cap companies, was up less than 1.7% during the same time. That's a huge and rare spread between large-caps and smaller-caps. Even though I tried to spread the fund's holdings over its potential investment universe of about 3,200 stocks, this narrow market breadth was an incredible head wind to overcome. From 1991 to 1993, small-caps led the market and provided a tail wind; for 38 months now, it's been the reverse.
Q. WHAT CAUSED THE DISPARITY BETWEEN LARGE-CAPS AND SMALLER COMPANIES?
A. A couple of things, I think. First, we're late in what already has been a six-year economic cycle of expansion and the perception has been for a while that the cycle should be coming to an end. When an expansion ends, people like to own the so-called "super-cap" stocks, such as Coca-Cola, General Electric or McDonalds, which are considered safer investments because they tend to be less sensitive to economic cycles. Obviously, we haven't had a recession, but there's still been a movement toward these stocks. Second, there's been a lot of foreign money coming into our stock market because the U.S. market generally has outperformed European and Asian markets. When foreigners invest in the U.S. markets, they tend to do so in the bigger names, again because these tend to be safer and better-recognized investments. Also, there was a lot of money pouring into index funds, particularly those with large-cap orientations such as the S&P 500.
Q. IF THE BULK OF INVESTMENTS WAS GOING INTO LARGER-CAP STOCKS, WHY DIDN'T THE FUND JUMP ON FOR THE RIDE?
A. Is it prudent to do so? I've asked myself that same question many times over the past year or two. But each time I came to the same conclusion - you have to go with those models that work best over the longer term. This fund is designed to have a diversified portfolio of stocks that are undervalued relative to their industries. Today, and for some time now, those stocks have tended to be more in the small- and mid-cap universe, not the large-caps. At some point - and I don't know whether it will be tomorrow or six or nine months from now - the market is going to change, and we could see excellent small-cap and mid-cap appreciation, with large-caps lagging. If I jump on every trend, it greatly increases the chances of being whipsawed when the market changes course. In short, I'm going to stick to my discipline and to the fund's goal.
Q. WHAT INDIVIDUAL HOLDINGS HELPED THE FUND DURING THE PERIOD?
A. Several of the fund's top holdings across several industries contributed to performance, including Merck, Procter & Gamble, du Pont and Bristol-Myers Squibb. Compaq Computer also helped, part of a trend where the top-tier computer vendors have done pretty well lately. Several other companies that previously were large holdings, such as Callaway Golf and NIKE, also made nice contributions to performance, but reached what I considered too high a valuation and I reduced my holdings.
Q. AND WHICH HOLDINGS HURT THE FUND?
A. Texas Utilities was one. Most utility stocks had a difficult six months, and Texas Utilities shared the pain. WorldCom would be another. This telecommunications company made a significant acquisition that I felt changed the character of the company, and I eliminated the fund's holdings in WorldCom.
Q. FINANCE CONTINUED TO BE THE LARGEST SECTOR WEIGHTING, AT ABOUT 20% OF THE FUND . . .
A. That's right. I'm slightly overweighted compared to the market in the finance sector, while six months ago I was slightly underweighted. I felt that this sector was undervalued, and many of the companies - particularly in the insurance industry - had strong fundamentals and reasonable valuations. I slightly increased the fund's position in CIGNA and maintained it in SunAmerica, insurance companies that I felt had solid prospects and were undervalued compared to their peers. I also considerably increased the fund's position in BankAmerica, which is now a top-10 holding.
Q. WHAT'S YOUR OUTLOOK FOR THE FUTURE?
A. I'm not that optimistic about where the equities markets are headed. I think there's a better-than-even chance that the long bond will beat the equities markets over the next six to 12 months. The S&P 500 is 30% higher than its three-year moving average, and it's unusual for the market to continue to do well from that point forward. The short term, which is driven by sentiment, looks pretty good. But the longer term, which is driven by valuation, doesn't look so hot. Regardless, I'll continue to look for undervalued stocks with the potential for strong returns.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in a
diversified portfolio of
common stocks that the
manager determines, using
quantitative and fundamental
research, to be
undervalued compared to
others in their industries
FUND NUMBER: 315
TRADING SYMBOL: FDEQX
START DATE: December 28,
1988
SIZE: as of April 30, 1997,
more than $2.0 billion
MANAGER: Bradford Lewis,
since inception; manager,
Fidelity Stock Selector, since
1990; Fidelity Small Cap
Stock Fund, since 1993;
joined Fidelity in 1985
(checkmark)
BRAD LEWIS ON CHANGES TO THE
USE OF AN OPTIMIZER IN
MANAGING THE FUND:
"Most of my research is
oriented toward forecasting
the returns of more than
3,000 individual stocks.
However, once the forecasts
are done I have to take the
next step and buy and sell
stocks. The easiest way to
build a portfolio would simply
be to buy the top 100 stocks
ranked by my forecast.
Unfortunately, such a tactic
would result in a
non-diversified portfolio that
could cost a lot to trade.
"Both of these problems can
be overcome by using a
computer program called an
optimizer. I program the
optimizer with the maximum
size that a position should be
in the portfolio, as measured
by percent of the fund as well
as by trading volume. The
optimizer also can be used to
set the minimum and
maximum amounts of
exposure to various industry
groups. After programming in
the various constraints, the
optimizer then goes to work
maximizing the portfolio's
forecast return. It creates a
liquid, diversified portfolio that
has a very strong bias toward
stocks that my valuation
research considers
attractive."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

Intel Corp.                       4.4            1.0

General Electric Co.              3.4            3.1

Bristol-Myers Squibb Co.          2.8            0.0

Travelers Group, Inc. (The)       2.8            3.7

Procter & Gamble Co.              2.8            3.3

BankAmerica Corp.                 2.2            0.8

Merck & Co., Inc.                 2.2            2.4

du Pont (E.I.) de Nemours & Co.   2.1            0.9

Compaq Computer Corp.             1.9            1.5

Texaco, Inc.                      1.8            1.7

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
             % OF FUND'S    % OF FUND'S
             INVESTMENTS    INVESTMENTS
                            IN THESE MARKET
                            SECTORS
                            6 MONTHS AGO

Finance      19.6           13.3

Technology   12.0           10.5

Utilities    8.8            11.5

Energy       8.2            9.8

Health       7.6            8.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 10.4
Row: 1, Col: 2, Value: 39.6
Row: 1, Col: 3, Value: 50.0
Stocks  90.6%
Short-term
investments 9.4%
FOREIGN
INVESTMENTS 0.6%
Stocks  89.6%
Short-term
investments 10.4%
FOREIGN
INVESTMENTS 0.4%
Row: 1, Col: 1, Value: 9.4
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 40.6
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.1%
McDonnell Douglas Corp.   642,000 $ 38,119
United Technologies Corp.    348,600  26,363
  64,482
BASIC INDUSTRIES - 4.1%
CHEMICALS & PLASTICS - 3.3%
Air Products & Chemicals, Inc.   100,000  7,175
du Pont (E.I.) de Nemours & Co.   418,000  44,360
International Specialty Products, Inc. (a)  60,000  780
Lubrizol Corp.   50,000  1,638
Potash Corp. of Saskatchewan  26,215  2,023
Sealed Air Corp. (a)  283,700  13,121
  69,097
METALS & MINING - 0.2%
Martin Marietta Materials, Inc.   60,000  1,635
Superior Telecom, Inc. (a)   57,600  1,238
  2,873
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc.   88,000  2,376
PAPER & FOREST PRODUCTS - 0.5%
Fort Howard Corp. (a)  259,000  8,920
Pentair, Inc.   70,000  2,091
  11,011
TOTAL BASIC INDUSTRIES   85,357
CONSTRUCTION & REAL ESTATE - 1.9%
BUILDING MATERIALS - 1.6%
Armstrong World Industries, Inc.   206,000  13,544
Masco Corp.   343,000  12,948
USG Corp. (a)  102,000  3,494
York International Corp.   94,000  4,218
  34,204
CONSTRUCTION - 0.2%
Centex Corp.   82,000  2,952
Continental Homes Holding Corp.   17,500  278
  3,230
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - 0.0%
Echelon International Corp. (a)  18,626 $ 352
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Capstead Mortgage Corp.   88,000  1,947
TOTAL CONSTRUCTION & REAL ESTATE   39,733
DURABLES - 2.3%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Chrysler Corp.   265,000  7,950
General Motors Corp.   61,000  3,530
Lear Corp. (a)   121,000  4,326
  15,806
CONSUMER ELECTRONICS - 0.2%
Maytag Co.   180,000  4,118
HOME FURNISHINGS - 0.1%
Miller (Herman), Inc.   94,000  3,043
TEXTILES & APPAREL - 1.2%
Fruit of the Loom, Inc. Class A (a)  155,000  5,580
Intimate Brands, Inc. Class A  54,500  1,015
NIKE, Inc. Class B  85,500  4,809
VF Corp.   194,000  13,993
  25,397
TOTAL DURABLES   48,364
ENERGY - 8.2%
ENERGY SERVICES - 2.0%
Baker Hughes, Inc.   471,000  16,249
ENSCO International, Inc. (a)  155,000  7,363
Global Marine, Inc. (a)  636,000  12,800
Rowan Companies, Inc. (a)  303,000  5,454
  41,866
OIL & GAS - 6.2%
Camco International, Inc.   48,000  2,130
Chevron Corp.   350,000  23,975
Cooper Cameron Corp. (a)  98,000  6,983
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Louisiana Land & Exploration Co.   151,000 $ 7,550
Parker & Parsley Petroleum Co.   81,000  2,673
Pennzoil Co.   101,000  4,974
Texaco, Inc.   367,000  38,718
USX-Marathon Group   600,000  16,575
Unocal Corp.   706,747  26,944
  130,522
TOTAL ENERGY   172,388
FINANCE - 19.6%
BANKS - 7.8%
AmSouth Bancorporation  170,000  8,968
BankAmerica Corp.   403,000  47,100
Barnett Banks, Inc.   50,000  2,444
Chase Manhattan Corp.   150,000  13,894
Comerica, Inc.   207,000  12,110
Commerce Bancshares, Inc.   31,500  1,425
First American Corp. (Tennessee)  34,168  2,238
First Empire State Corp.   3,400  1,095
First Security Corp.   65,001  2,316
Mellon Bank Corp.   209,000  17,373
Mercantile Bankshares Corp.   63,000  2,315
Northern Trust Corp.   55,000  2,448
Norwest Corp.   91,600  4,569
Pacific Century Financial Corp.   112,000  4,788
Republic New York Corp.   255,000  23,363
State Street Corp.   95,000  7,481
Wachovia Corp.   148,000  8,658
Zions Bancorp  15,000  1,898
  164,483
CREDIT & OTHER FINANCE - 0.7%
Finova Group, Inc.   88,500  6,073
First of America Bank Corp.   66,000  4,389
Money Store, Inc.   173,000  3,741
Southern Pacific Funding Corp. (a)  2,250  24
  14,227
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.0%
Student Loan Marketing Association  174,200 $ 20,599
INSURANCE - 8.3%
AMBAC, Inc. (a)  65,000  4,209
American International Group, Inc.   171,300  22,012
CIGNA Corp.   137,000  20,601
Everest Reinsurance Holdings, Inc.   129,000  3,709
GCR Holdings Ltd.   4,800  104
ITT Hartford Group, Inc.   83,800  6,243
MGIC Investment Corp.   172,000  13,975
Mercury General Corp.   41,000  2,542
Old Republic International Corp.   245,000  6,921
Providian Corp.   100,000  5,775
Reliastar Financial Corp.   154  9
SunAmerica, Inc.   423,000  19,458
Torchmark Corp.   74,000  4,597
Transatlantic Holdings, Inc.   26,000  2,152
Travelers Group, Inc. (The)  1,066,000  59,029
USLIFE Corp.   45,800  2,221
Western National Corp.   22,900  590
  174,147
SAVINGS & LOANS - 1.3%
Ahmanson (H.F.) & Co.   328,000  12,505
Charter One Financial Corp.   89,250  3,972
Standard Federal Bancorp., Inc.   51,000  3,003
Washington Mutual, Inc.   158,000  7,801
  27,281
SECURITIES INDUSTRY - 0.5%
Bear Stearns Companies, Inc.   200,000  6,100
Edwards (A.G.), Inc.   113,000  3,955
  10,055
TOTAL FINANCE   410,792
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.6%
DRUGS & PHARMACEUTICALS - 6.0%
Aquila Biopharmaceuticals, Inc. (a)  7,629 $ 29
Bristol-Myers Squibb Co.   906,000  59,342
Merck & Co., Inc.   507,000  45,884
Schering-Plough Corp.   250,000  20,000
  125,255
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Becton, Dickinson & Co.   105,000  4,830
MEDICAL FACILITIES MANAGEMENT - 1.4%
HEALTHSOUTH Rehabilitation Corp. (a)  400,000  7,900
Health Care & Retirement Corp. (a)  125,000  3,953
Lincare Holdings, Inc.   56,800  2,229
Tenet Healthcare Corp. (a)  289,800  7,534
Universal Health Services, Inc. Class B (a)  44,000  1,667
Vencor, Inc. (a)   52,000  2,165
Wellpoint Health Networks, Inc.   91,000  3,845
  29,293
TOTAL HEALTH   159,378
HOLDING COMPANIES - 0.5%
CINergy Corp.   295,000  9,809
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 3.9%
American Power Conversion Corp. (a)  4,700  90
General Electric Co.   648,000  71,847
Harris Corp.   105,000  8,978
  80,915
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Coltec Industries, Inc. (a)  134,000  2,714
Deere & Co.   286,000  13,156
Dover Corp.   69,800  3,699
Ingersoll-Rand Co.   83,000  4,077
UCAR International, Inc. (a)  41,000  1,722
  25,368
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.1%
United Waste Systems, Inc. (a)  70,000 $ 2,363
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   108,646
MEDIA & LEISURE - 1.5%
BROADCASTING - 0.0%
Smartalk Teleservices, Inc. (a)  31,700  341
ENTERTAINMENT - 0.7%
Carnival Cruise Lines, Inc. Class A  180,000  6,637
Disney (Walt) Co.   70,000  5,740
King World Productions, Inc.   60,000  2,190
  14,567
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   128,000  3,616
Callaway Golf Co.   112,500  3,361
  6,977
LODGING & GAMING - 0.1%
Homegate Hospitality, Inc.   47,300  307
Promus Hotel Corp. (a)   58,000  2,045
  2,352
PUBLISHING - 0.2%
New York Times Co. (The) Class A  100,000  4,325
RESTAURANTS - 0.2%
Boston Chicken, Inc. (a)  140,000  3,343
TOTAL MEDIA & LEISURE   31,905
NONDURABLES - 5.9%
BEVERAGES - 0.1%
Coors (Adolph) Co. Class B  100,000  2,288
FOODS - 2.8%
Campbell Soup Co.   400,000  20,449
ConAgra, Inc.   348,000  20,053
Dean Foods Co.   52,000  1,918
Dole Food, Inc.   25,000  1,019
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Interstate Bakeries Corp.   50,500 $ 2,620
McCormick & Co., Inc. (non-vtg.)  106,000  2,504
Nabisco Holdings Corp. Class A  282,000  10,822
  59,385
HOUSEHOLD PRODUCTS - 3.0%
Alberto Culver Co. Class B  60,000  1,748
Premark International, Inc.   100,000  2,450
Procter & Gamble Co.   467,000  58,725
  62,923
TOTAL NONDURABLES   124,596
RETAIL & WHOLESALE - 6.8%
APPAREL STORES - 0.4%
Hibbett Sporting Goods, Inc.   11,900  190
Ross Stores, Inc.   224,000  6,300
TJX Companies, Inc.   50,000  2,363
  8,853
GENERAL MERCHANDISE STORES - 1.9%
Costco Companies, Inc. (a)   100,000  2,888
Federated Department Stores, Inc. (a)  604,000  20,536
Woolworth Corp. (a)   760,000  16,340
  39,764
GROCERY STORES - 2.0%
American Stores Co.   290,000  13,195
Safeway, Inc. (a)  632,600  28,230
  41,425
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Borders Group, Inc. (a)  726,000  15,427
Fingerhut Companies, Inc.   100,000  1,488
Home Depot, Inc. (The)  544,000  31,551
Land's End, Inc.   25,000  669
Tiffany & Co., Inc.   114,000  4,517
  53,652
TOTAL RETAIL & WHOLESALE   143,694
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.5%
ADVERTISING - 0.4%
Omnicom Group, Inc.   152,000 $ 8,056
PRINTING - 0.1%
Wallace Computer Services, Inc. (a)  130,000  3,478
TOTAL SERVICES   11,534
TECHNOLOGY - 12.0%
COMPUTER SERVICES & SOFTWARE - 0.9%
Award Software International, Inc.   35,500  413
BMC Software, Inc. (a)   429,900  18,593
  19,006
COMPUTERS & OFFICE EQUIPMENT - 6.7%
Applied Magnetics Corp. (a)  70,000  1,759
Comdisco, Inc.   83,000  2,635
Compaq Computer Corp. (a)  458,000  39,101
Dell Computer Corp. (a)  204,000  17,072
EMC Corp. (a)  892,000  32,447
Lexmark International Group, Inc. (a)  105,000  2,441
Micron Electronics, Inc. (a)  20,100  410
Pitney Bowes, Inc.   161,000  10,304
Sun Microsystems, Inc. (a)  400,000  11,525
Western Digital Corp. (a)  301,000  18,549
Xerox Corp.   70,000  4,305
  140,548
ELECTRONICS - 4.4%
Intel Corp.   605,000  92,641
TOTAL TECHNOLOGY   252,195
TRANSPORTATION - 1.6%
AIR TRANSPORTATION - 1.6%
Comair Holdings, Inc.   179,400  3,790
Delta Air Lines, Inc.   70,000  6,449
UAL Corp. (a)  250,000  18,593
USAir Group, Inc. (a)  140,000  4,533
  33,365
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 8.8%
ELECTRIC UTILITY - 6.3%
Allegheny Power System, Inc.   404,500 $ 10,618
CMS Energy Corp.   123,000  3,905
Carolina Power & Light Co.   80,000  2,720
DQE, Inc.   219,400  6,061
Entergy Corp.   691,000  16,151
FPL Group, Inc.   313,000  13,968
Florida Progress Corp.   1,200  37
GPU, Inc.   300,200  9,681
Houston Industries, Inc.   433,700  8,674
Illinova Corp.   134,300  3,022
NIPSCO Industries, Inc.   129,000  5,096
Ohio Edison Co.   291,000  5,820
PacifiCorp.   383,000  7,612
Public Service Enterprise Group, Inc.   368,000  8,878
Southern Co.   855,000  17,420
Texas Utilities Co.   366,000  12,353
  132,016
TELEPHONE SERVICES - 2.5%
Ameritech Corp.   460,000  28,118
GTE Corp.   509,000  23,350
Viatel, Inc. (a)  47,400  296
  51,764
TOTAL UTILITIES   183,780
TOTAL COMMON STOCKS
(Cost $1,639,788)   1,880,018
CASH EQUIVALENTS - 10.4%
Taxable Central Cash Fund (b) (Cost $217,272)  217,272,338  217,272
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,857,060)  $ 2,097,290
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,857,173,000. Net unrealized appreciation aggregated $240,117,000, of which $281,158,000 related to appreciated investment securities and $41,041,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,857,060) -                                  $ 2,097,290
See accompanying schedule

Receivable for investments sold                                                          59,283

Receivable for fund shares sold                                                          1,218

Dividends receivable                                                                     2,076

Interest receivable                                                                      580

Other receivables                                                                        72

 TOTAL ASSETS                                                                            2,160,519

LIABILITIES

Payable for investments purchased                                           $ 114,385

Payable for fund shares redeemed                                             6,786

Accrued management fee                                                       712

Other payables and accrued expenses                                          428

 TOTAL LIABILITIES                                                                       122,311

NET ASSETS                                                                              $ 2,038,208

Net Assets consist of:

Paid in capital                                                                         $ 1,642,720

Undistributed net investment income                                                      11,263

Accumulated undistributed net realized gain (loss) on                                    143,995
investments and foreign currency transactions

Net unrealized appreciation (depreciation)                                               240,230
on investments

NET ASSETS, for 88,131 shares outstanding                                               $ 2,038,208

NET ASSET VALUE, offering price and redemption price per                                 $23.13
share ($2,038,208 (divided by) 88,131 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 18,930
Dividends

Interest                                                                       3,458

 TOTAL INCOME                                                                  22,388

EXPENSES

Management fee                                                     $ 6,368
Basic fee

 Performance adjustment                                             (1,649)

Transfer agent fees                                                 2,262

Accounting fees and expenses                                        393

Non-interested trustees' compensation                               5

Custodian fees and expenses                                         21

Audit                                                               24

Legal                                                               7

Miscellaneous                                                       16

 Total expenses before reductions                                   7,447

 Expense reductions                                                 (501)      6,946

NET INVESTMENT INCOME                                                          15,442

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              138,201

 Futures contracts                                                  6,089      144,290

Change in net unrealized appreciation (depreciation)                           23,376
on investment securities

NET GAIN (LOSS)                                                                167,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 183,108
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED APRIL 30,    OCTOBER 31,
                                                          1997               1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 15,442           $ 26,387
Net investment income

 Net realized gain (loss)                                  144,290            179,628

 Change in net unrealized appreciation (depreciation)      23,376             25,387

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           183,108            231,402
FROM OPERATIONS

Distributions to shareholders                              (20,855)           (27,901)
From net investment income

 From net realized gain                                    (135,101)          (207,412)

 TOTAL DISTRIBUTIONS                                       (155,956)          (235,313)

Share transactions                                         368,128            973,116
Net proceeds from sales of shares

 Reinvestment of distributions                             152,305            227,237

 Cost of shares redeemed                                   (655,865)          (1,137,993)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (135,432)          62,360
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (108,280)          58,449

NET ASSETS

 Beginning of period                                       2,146,488          2,088,039

 End of period (including undistributed net investment    $ 2,038,208        $ 2,146,488
income of $11,263 and $19,271, respectively)

OTHER INFORMATION
Shares

 Sold                                                      15,987             45,067

 Issued in reinvestment of distributions                   6,907              10,899

 Redeemed                                                  (28,612)           (52,752)

 Net increase (decrease)                                   (5,718)            3,214


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 22.87     $ 23.04   $ 18.94   $ 19.48   $ 17.27   $ 16.74
beginning of period

Income from Investment
Operations

 Net investment                 .17 G       .26       .30       .21       .19       .19
income

 Net realized and               1.81        2.10      4.57      .50       3.20      1.89
 unrealized gain
(loss)

 Total from investment          1.98        2.36      4.87      .71       3.39      2.08

 operations



Less Distributions

 From net investment            (.23)       (.30)     (.25)     (.21)     (.19)     (.23)
 income

 From net realized gain         (1.49)      (2.23)    (.52)     (1.04)    (.99)     (1.32)

 Total distributions            (1.72)      (2.53)    (.77)     (1.25)    (1.18)    (1.55)

Net asset value, end           $ 23.13     $ 22.87   $ 23.04   $ 18.94   $ 19.48   $ 17.27
of period

TOTAL RETURN B, C               9.03%       11.31%    26.98%    4.01%     20.76%    13.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 2,038     $ 2,146   $ 2,088   $ 1,082   $ 790     $ 341
period (in millions)

Ratio of expenses to            .72% A      .81%      .96%      1.07%     1.11%     1.16%
average net assets

Ratio of expenses to            .67% A,     .75%      .93%      1.05%     1.09%     1.16%
average net assets             E           E         E         E         E
after expense
reductions

Ratio of net investment         1.49% A     1.22%     1.81%     1.43%     1.39%     1.79%
income to average
net assets

Portfolio turnover rate         145% A      297%      221%      139%      279%      255%

Average commission             $ .0391     $ .0389
rate  F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,406,019,000 and $1,636,049,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $135,149,000 and $141,238,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $211,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $476,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $23,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford F. Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
State Street Bank and Trust Company
North Quincy, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
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 (8 a.m. - 9 p.m.)
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(2_FIDELITY_LOGOS)FIDELITY

STOCK SELECTOR

SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   23    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  27    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage of change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997     PAST 6   PAST 1   PAST 5    LIFE OF
                                 MONTHS   YEAR     YEARS     FUND

Fidelity Stock Selector          8.53%    14.34%   112.43%   259.86%

S&P 500 (registered trademark)   14.72%   25.13%   120.23%   219.57%

Growth Funds Average             7.15%    12.48%   94.42%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 28, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 1   PAST 5   LIFE OF
                                YEAR     YEARS    FUND

Fidelity Stock Selector         14.34%   16.26%   21.43%

S&P 500                         25.13%   17.10%   19.26%

Growth Funds Average            12.48%   13.87%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Stock Selector              SP Standard & Poor 500
             00320                       SP001
  1990/09/28      10000.00                    10000.00
  1990/10/31       9800.00                    10127.71
  1990/11/30      10660.00                    10781.96
  1990/12/31      11150.69                    11082.78
  1991/01/31      12313.89                    11565.99
  1991/02/28      13376.82                    12392.96
  1991/03/31      13948.39                    12692.87
  1991/04/30      14179.02                    12723.33
  1991/05/31      14800.74                    13272.98
  1991/06/30      13988.50                    12665.08
  1991/07/31      14640.29                    13255.27
  1991/08/31      14921.07                    13569.42
  1991/09/30      14870.93                    13342.81
  1991/10/31      15231.92                    13521.60
  1991/11/30      14670.38                    12976.68
  1991/12/31      16273.85                    14461.21
  1992/01/31      16763.21                    14192.24
  1992/02/29      17408.75                    14376.73
  1992/03/31      17065.16                    14096.39
  1992/04/30      16940.21                    14510.82
  1992/05/31      17002.68                    14581.92
  1992/06/30      16721.56                    14364.65
  1992/07/31      17398.34                    14952.17
  1992/08/31      16940.21                    14645.65
  1992/09/30      17127.63                    14818.47
  1992/10/31      17460.81                    14870.33
  1992/11/30      18210.47                    15377.41
  1992/12/31      18783.92                    15566.55
  1993/01/31      19306.58                    15697.31
  1993/02/28      19263.92                    15910.80
  1993/03/31      19957.25                    16246.51
  1993/04/30      19338.58                    15853.35
  1993/05/31      19882.58                    16278.22
  1993/06/30      20277.25                    16325.42
  1993/07/31      20234.58                    16260.12
  1993/08/31      21119.91                    16876.38
  1993/09/30      21706.57                    16746.43
  1993/10/31      21493.24                    17093.08
  1993/11/30      20767.91                    16930.70
  1993/12/31      21408.36                    17135.56
  1994/01/31      22447.38                    17718.17
  1994/02/28      22344.62                    17238.01
  1994/03/31      21339.85                    16486.43
  1994/04/30      21945.00                    16697.46
  1994/05/31      21750.89                    16971.30
  1994/06/30      21088.66                    16555.50
  1994/07/31      21408.36                    17098.52
  1994/08/31      22607.23                    17799.56
  1994/09/30      21785.15                    17363.47
  1994/10/31      22207.60                    17754.15
  1994/11/30      21134.33                    17107.54
  1994/12/31      21574.27                    17361.25
  1995/01/31      20851.51                    17811.42
  1995/02/28      22176.56                    18505.53
  1995/03/31      22995.69                    19051.63
  1995/04/30      23814.81                    19612.70
  1995/05/31      24212.33                    20396.62
  1995/06/30      26091.49                    20870.44
  1995/07/31      28091.12                    21562.50
  1995/08/31      28295.90                    21616.62
  1995/09/30      29645.04                    22528.84
  1995/10/31      29211.39                    22448.42
  1995/11/30      30006.42                    23433.90
  1995/12/31      29442.18                    23885.24
  1996/01/31      29813.69                    24698.29
  1996/02/29      30211.73                    24927.24
  1996/03/31      30463.83                    25167.29
  1996/04/30      31472.21                    25538.26
  1996/05/31      31949.87                    26196.89
  1996/06/30      31445.68                    26296.70
  1996/07/31      30092.32                    25134.91
  1996/08/31      30662.85                    25665.01
  1996/09/30      32321.38                    27109.43
  1996/10/31      33157.28                    27857.11
  1996/11/30      35174.05                    29962.83
  1996/12/31      34481.90                    29369.27
  1997/01/31      36303.59                    31204.26
  1997/02/28      35942.14                    31448.90
  1997/03/31      34684.31                    30156.67
  1997/04/30      35985.52                    31957.02
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Stock Selector on September 28, 1990, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $35,986 - a 259.86% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,957 - a 219.57% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Brad Lewis, Portfolio Manager of Fidelity Stock Selector
Q. HOW DID THE FUND PERFORM, BRAD?
A. The fund outperformed its peer group during the six-month period ending April 30, 1997, returning 8.53%. That compares to an increase of 7.15% for the growth funds average monitored by Lipper Analytical Services. For the 12 months ending April 30, 1997, the fund had a return of 14.34%, while the Lipper peer group increased 12.48%.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTING ENVIRONMENT OVER THE PAST SIX
MONTHS?
A. The market continued to be led by a relatively small number of very large-cap stocks, creating a relatively difficult investing environment. The Standard & Poor's 500 Index, for example, which reflects the performance of the stocks of the largest domestic companies, was up almost 15% during the period. In contrast, the Russell 2000, which reflects the performance of smaller-cap companies, was up less than 1.7% during the same time. That's a huge and rare spread between large-caps and smaller-caps. While I tried to spread the fund's holdings over its potential investment universe of about 3,200 stocks, this narrow market breadth created an incredible head wind to overcome. The market runs in cycles, as long-time investors know. From 1991 through 1993, for example, small-caps led the market and provided a tail wind for the fund; but for 38 months, generally it's been the reverse.
Q. WHAT CAUSED THE DISPARITY BETWEEN LARGE-CAPS AND SMALLER COMPANIES?
A. There have been two primary factors. The most important factor, I think, is that we're late in what already has been a six-year economic growth cycle. For a while, the perception has been that the cycle should be coming to an end - and with securities markets, perception drives short-term performance. When an economic expansion is perceived to be drawing to a close, people like to own the so-called "super-cap" stocks, such as Coca-Cola, General Electric, or McDonalds. These types of stocks are considered safer investments because they tend to be less sensitive to economic cycles. Obviously, we haven't had a recession, but there's still been a movement toward these stocks. A second factor behind the disparity is that there's been a lot of foreign money coming into our stock market; that's because the U.S. market generally has outperformed European and Asian markets. When foreigners invest in the U.S. markets, they tend to do so in the bigger names, again because these tend to be safer and better-recognized investments.
Q. FINANCE CONTINUED TO BE THE LARGEST SECTOR WEIGHTING, UP TO ABOUT 26% OF THE FUND'S INVESTMENTS AT THE END OF APRIL. WHAT'S THE STORY THERE?
A. I'm somewhat overweighted compared to the market in the finance sector, while six months ago I was slightly underweighted. I felt that this sector was undervalued, and many of the companies had strong fundamentals and reasonable valuations. Among the fund's larger financial services holdings, Travelers, a leading financial services company, was up about 35%, and First Union, a North Carolina-based bank, was up about 15% during the period. I also made major investments in BankAmerica. The San Francisco-based financial giant is now a top-10 holding, and appreciated nicely during the period.
Q. WHAT OTHER INDIVIDUAL HOLDINGS HELPED OR HURT PERFORMANCE?
A. On the plus side, there's Intel, the leading semiconductor manufacturer and the fund's largest holding at the end of the period; it was up about 40% over the past six months. On the negative side, Texas Utilities, our sixth-largest investment on April 30, was flat during most of the period and then dropped sharply over the past few weeks.
Q. THE FUND HAS ABOUT 13% OF ITS HOLDINGS IN FOREIGN STOCKS. WHAT WAS YOUR STRATEGY?
A. I've pretty much maintained the fund's foreign positions as my econometric models have forecasted lower returns in the U.S. going forward. Unfortunately, many of these holdings have been an anchor on performance. The Morgan Stanley Europe, Australasia, Far East Index, which reflects the performance of stocks outside of the U.S., was up only about 1.5% over the past six months, substantially underperforming the Standard & Poor's 500 Index. Investors should note that one of my goals with Stock Selector is to have relatively low volatility. Having 10% to 20% international holdings has been shown to definitely reduce a fund's volatility, although there's no assurance that it will increase performance. Over the past couple of months, for example, I've added a number of closed-end, international mutual funds, which are listed on the New York Stock Exchange, because I felt they were selling at deep discounts and would help further diversify the fund's holdings.
Q. WHAT'S YOUR OUTLOOK FOR THE FUTURE?
A. I'm not that optimistic about where the equities markets are headed. In fact, I think there's a better-than-even chance that the long bond will beat the equities markets over the next six to 12 months. The S&P 500 is 30% higher than its three-year moving average, and it's unusual for the market to continue to do well from that point forward. The short term, which is driven by sentiment, looks pretty good. But the longer term, which is driven by valuation, doesn't look so hot. Given its foreign holdings, I believe the fund can outperform its peer group even if there is a downturn in the U.S. equity markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in common
stocks that are determined,
through both technical and
fundamental analysis, to be
undervalued compared to
others in their industries
FUND NUMBER: 320
TRADING SYMBOL: FDSSX
START DATE: September
28, 1990
SIZE: as of April 30, 1997,
more than $1.6 billion
MANAGER: Bradford Lewis,
since inception; manager,
Fidelity Disciplined Equity
Fund, since 1988; Fidelity
Small Cap Stock Fund, since
1993; joined Fidelity in 1985
(checkmark)
BRAD LEWIS ON THE USE OF AN
OPTIMIZER TO HELP MANAGE THE
FUND:
"Most of my research is
oriented toward forecasting
the returns of more than
3,000 individual stocks.
However, once the forecasts
are done I have to take the
next step and buy and sell
stocks. The easiest way to
build a portfolio would simply
be to buy the top 100 stocks
ranked by my forecast.
Unfortunately, such a tactic
could result in a
non-diversified portfolio that
could cost a lot to trade.
"Both of these problems can
be overcome by using a
computer program called an
optimizer. I program the
optimizer with the maximum
size that a position should be
in the portfolio, as measured
by percent of the fund as well
as by trading volume. The
optimizer also can be used to
set the minimum and
maximum amounts of
exposure to various industry
groups. After programming in
the various constraints, the
optimizer then goes to work
maximizing the portfolio's
forecast return. It creates a
liquid, diversified portfolio that
has a very strong bias toward
stocks that my valuation
research considers
attractive."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

Intel Corp.                       5.4            1.1

Travelers Group, Inc. (The)       3.7            3.9

First Union Corp.                 3.3            2.8

Texaco, Inc.                      2.3            3.5

BankAmerica Corp.                 2.1            0.0

Texas Utilities Co.               2.0            2.4

du Pont (E.I.) de Nemours & Co.   1.9            0.0

Home Depot, Inc. (The)            1.8            0.0

Royal Dutch Petroleum Co. ADR     1.8            1.6

AlliedSignal, Inc.                1.7            1.6

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Finance              26.0           18.1

Technology           11.9           13.7

Energy               11.5           11.5

Utilities            8.8            10.4

Retail & Wholesale   6.4            5.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 9.199999999999999
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 45.8
Stocks  88.0%
Short-term
investments 12.0%
FOREIGN
INVESTMENTS 13.6%
Stocks  90.8%
Short-term
investments 9.2%
FOREIGN
INVESTMENTS 13.3%
Row: 1, Col: 1, Value: 12.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 38.0
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.2%
AEROSPACE & DEFENSE - 3.2%
AlliedSignal, Inc.   392,000 $ 28,321
Doncasters PLC sponsored ADR  10,700  241
Textron, Inc.   34,800  3,876
Thiokol Corp.   100,700  6,571
United Technologies Corp.   174,000  13,159
  52,168
SHIP BUILDING & REPAIR - 0.0%
Halter Marine Group, Inc.   8,734  171
TOTAL AEROSPACE & DEFENSE   52,339
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 3.3%
Air Products & Chemicals, Inc.  54,500  3,910
Bayer AG  60,000  2,331
Cytec Industries, Inc. (a)  221,000  8,315
du Pont (E.I.) de Nemours & Co.  297,600  31,584
International Specialty Products, Inc. (a)  60,400  785
Lubrizol Corp.  115,300  3,776
Sealed Air Corp. (a)  75,000  3,469
  54,170
IRON & STEEL - 0.0%
Steel Dynamics, Inc. (a)  27,200  530
METALS & MINING - 0.2%
Essex International, Inc.   66,900  1,204
Martin Marietta Materials, Inc.   57,700  1,572
Special Metals Corp.   7,400  105
Superior Telecom, Inc. (a)  42,500  914
  3,795
PACKAGING & CONTAINERS - 0.2%
Owens-Illinois, Inc. (a)  87,200  2,354
PAPER & FOREST PRODUCTS - 0.5%
Fort Howard Corp. (a)  215,000  7,404
TOTAL BASIC INDUSTRIES   68,253
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.6%
BUILDING MATERIALS - 1.4%
Armstrong World Industries, Inc.  126,000 $ 8,285
Masco Corp.  238,700  9,011
USG Corp. (a)  149,000  5,103
York International Corp.  20,400  915
  23,314
CONSTRUCTION - 0.1%
Crossman Communities, Inc. (a)  10,000  200
U.S. Home Corp. (a)  47,100  1,160
  1,360
ENGINEERING - 0.1%
Incentive AB Class A  15,000  981
REAL ESTATE - 0.0%
Cheung Kong Holdings Ltd.  75,000  658
Echelon International Corp. (a)  2,653  50
  708
TOTAL CONSTRUCTION & REAL ESTATE   26,363
DURABLES - 5.4%
AUTOS, TIRES, & ACCESSORIES - 2.8%
Chrysler Corp.  536,200  16,086
General Motors Corp.  48,000  2,778
Lear Corp. (a)  112,600  4,025
Magna International, Inc. Class A  30,000  1,569
PACCAR, Inc.  67,500  4,717
TRW, Inc.  154,000  8,027
Toyota Motor Corp.  300,000  8,690
  45,892
CONSUMER ELECTRONICS - 0.2%
Citizen Watch Co. Ltd. Ord.  50,000  359
Matsushita Electric Industrial Co. Ltd.  75,000  1,198
Sony Corp.  20,000  1,455
  3,012
HOME FURNISHINGS - 0.3%
Miller (Herman), Inc.  160,000  5,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 2.1%
Fruit of the Loom, Inc. Class A (a)  114,000 $ 4,104
Jones Apparel Group, Inc. (a)  136,000  5,678
NIKE, Inc. Class B  277,200  15,593
VF Corp.  114,000  8,222
  33,597
TOTAL DURABLES   87,681
ENERGY - 11.5%
ENERGY SERVICES - 2.6%
Baker Hughes, Inc.  268,600  9,267
Helmerich & Payne, Inc.  40,000  1,910
Rowan Companies, Inc. (a)  299,800  5,396
Schlumberger Ltd.  221,100  24,487
  41,060
OIL & GAS - 8.9%
Amoco Corp.  167,900  14,041
Camco International, Inc.  17,700  785
Coastal Corp. (The)  85,000  4,038
Cooper Cameron Corp. (a)  100,900  7,189
Exxon Corp.  443,000  25,085
Monterey Resources, Inc.  16,300  249
Parker & Parsley Petroleum Co.  100,000  3,300
Pennzoil Co.  96,000  4,728
Royal Dutch Petroleum Co. ADR  159,000  28,660
Shell Transport & Trading Co. PLC (Reg.)  100,000  1,771
Texaco, Inc.  352,400  37,177
Total SA sponsored ADR  10,224  426
Unocal Corp.  454,615  17,332
  144,781
TOTAL ENERGY   185,841
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 26.0%
BANKS - 9.0%
ABN-AMRO Holdings NV  15,000 $ 1,031
AmSouth Bancorporation  96,000  5,064
Australia & New Zealand Banking Group Ltd.  200,000  1,279
BankAmerica Corp.  290,100  33,905
Comerica, Inc.  178,800  10,460
Commerce Bancshares, Inc.  25,000  1,131
Credito Italiano Ord.  300,000  421
First Bank System, Inc.  216,000  16,578
First Empire State Corp.   1,000  322
First Union Corp.  646,463  54,302
Mellon Bank Corp.  71,900  5,977
Mercantile Bankshares Corp.  47,758  1,755
Northern Trust Corp.   65,000  2,893
Norwest Corp.   81,300  4,055
ONBANCorp, Inc.   37,900  1,852
Pacific Century Financial Corp.   33,400  1,428
Provident Bancorp, Inc.   5,000  195
Republic New York Corp.   22,000  2,016
Skandinaviska Enskilda Banken Class A Free shares  80,000  816
Societe Generale Class A  6,000  673
SouthTrust Corp.   11,900  445
  146,598
CLOSED END INVESTMENT COMPANY - 5.0%
Alliance Global Environment Fund  70,000  1,024
Austria Fund, Inc.  351,000  3,115
Brazil Fund, Inc.  156,000  3,978
Central European Equity Fund  251,284  5,621
Chile Fund, Inc.  97,000  2,352
Emerging Markets Telecommunication Fund, Inc. (a)  71,000  1,172
Emerging Germany Fund, Inc.  400,000  3,550
Emerging Markets Infrastructure Fund, Inc.  257,400  3,089
First Australia Fund, Inc.   110,000  935
First Philippine Fund  85,000  1,158
Five Arrows Chile Investment Trust Ltd.  1,650,000  5,338
France Growth Fund, Inc.  460,000  4,830
GT Global Developing Markets Fund  400,000  4,750
GT Global Eastern Europe Fund  101,244  1,493
Global Health Sciences Fund  20,000  300
Growth Fund of Spain, Inc.  500,000  6,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - CONTINUED
Italy Fund, Inc. (The)   109,900 $ 975
Malaysia Fund, Inc.  84,000  1,271
Morgan Stanley Asia-Pacific Fund, Inc.  100,000  975
Morgan Stanley Emerging Markets Fund, Inc.  155,000  2,480
New Germany Fund, Inc. (The)   450,933  6,481
Portugal Fund, Inc. (a)  33,000  512
Schroder Asian Growth Fund, Inc.  128,233  1,459
Scudder New Europe Fund, Inc.  95,000  1,425
Scudder New Asia Fund, Inc.  73,000  931
Singapore Fund, Inc.  64,000  696
Southern Africa Fund, Inc.  30,600  513
Spain Fund, Inc.  200,000  2,475
TCW/DW Emerging Markets Opportunities Trust (SBI)   441,900  5,855
Taiwan Fund, Inc.  184,000  4,623
Templeton Dragon Fund, Inc.  85,000  1,254
  81,130
CREDIT & OTHER FINANCE - 1.9%
Finova Group, Inc.  46,900  3,219
First of America Bank Corp.   43,600  2,899
First USA, Inc.   123,214  5,930
Greenpoint Financial Corp.   273,000  15,117
Investor AB Class B Free shares  40,000  1,748
PHH Corp.   54,000  2,619
  31,532
FEDERAL SPONSORED CREDIT - 0.9%
Federal National Mortgage Association  337,400  13,876
INSURANCE - 7.6%
AMBAC, Inc.   52,000  3,367
American Bankers Insurance Group, Inc.   23,700  1,253
American International Group, Inc.   100,300  12,889
Conseco, Inc.   352,400  14,581
ITT Hartford Group, Inc.   62,900  4,686
MGIC Investment Corp.   88,000  7,150
Mercury General Corp.   10,200  632
Old Republic International Corp.   185,500  5,240
Penncorp. Financial Group, Inc.   47,200  1,623
Providian Corp.   66,900  3,863
Torchmark Corp.   58,500  3,634
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Transatlantic Holdings, Inc.   29,000 $ 2,400
Travelers Group, Inc. (The)  1,080,000  59,805
USLIFE Corp.   36,300  1,761
Western National Corp.   18,100  466
  123,350
SAVINGS & LOANS - 0.7%
Ahmanson (H.F.) & Co.   87,500  3,336
Golden West Financial Corp.   116,000  7,540
  10,876
SECURITIES INDUSTRY - 0.9%
Bear Stearns Companies, Inc.   128,835  3,929
Canadian General Investment Ltd.   30,000  294
Edwards (A.G.), Inc.   53,300  1,866
Franklin Resources, Inc.   139,650  8,256
Peregrine Investments Holdings Ltd.   100,000  154
  14,499
TOTAL FINANCE   421,861
HEALTH - 3.6%
DRUGS & PHARMACEUTICALS - 1.6%
Astra AB Class A Free shares  15,000  614
Merck & Co., Inc.   184,300  16,680
Novartis AG (Reg.)  3,633  4,786
SmithKline Beecham PLC ADR  10,000  806
Takeda Chemical Industries Ltd.   100,000  2,306
  25,192
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Abbott Laboratories  209,800  12,797
Becton, Dickinson & Co.   74,300  3,418
Instrumentarium OY Class B  12,000  471
  16,686
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 1.0%
Oxford Health Plans, Inc. (a)  72,800 $ 4,796
Tenet Healthcare Corp. (a)  434,500  11,297
  16,093
TOTAL HEALTH   57,971
HOLDING COMPANIES - 0.1%
PartnerRe Ltd.  30,000  1,009
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 1.0%
American Power Conversion Corp. (a)  29,800  574
General Electric Co.   39,000  4,323
Harris Corp.   121,000  10,345
Omron Corp.   50,000  945
  16,187
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Coltec Industries, Inc. (a)  97,900  1,982
Dover Corp.  11,700  620
Illinois Tool Works, Inc.  28,500  2,604
Mitsubishi Heavy Industries Ltd.  800,000  5,278
Robbins & Myers, Inc.  8,000  220
  10,704
POLLUTION CONTROL - 0.0%
Waste Management International PLC sponsored ADR (a)  60,000  473
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   27,364
MEDIA & LEISURE - 3.2%
BROADCASTING - 0.1%
Carlton Communications PLC  150,000  1,232
Smartalk Teleservices, Inc. (a)  23,600  254
  1,486
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 1.0%
Disney (Walt) Co.  67,100 $ 5,502
King World Productions, Inc.  286,000  10,439
  15,941
LEISURE DURABLES & TOYS - 0.6%
Callaway Golf Co.  301,500  9,007
LODGING & GAMING - 0.3%
Colonial Downs Holdings, Inc. Class A  10,700  76
Homegate Hospitality, Inc.  35,300  229
Promus Hotel Corp. (a)  153,000  5,394
  5,699
PUBLISHING - 1.1%
Gannett Co., Inc.  156,900  13,690
Schibsted AS, Series B  40,000  691
Washington Post Co. Class B  10,000  3,593
  17,974
RESTAURANTS - 0.1%
Foodmaker, Inc. (a)  157,000  1,707
TOTAL MEDIA & LEISURE   51,814
NONDURABLES - 1.8%
BEVERAGES - 0.9%
Compania Cervejaria Brahma PN (Pfd. Reg.)  1,500,000  1,020
Coca-Cola Co. (The)  200,000  12,725
Lion Nathan Ltd.   600,000  1,443
  15,188
FOODS - 0.3%
Campbell Soup Co.   19,000  971
Cultor OY Ord., Series 2  15,000  831
Dean Foods Co.   59,700  2,202
Grand Metropolitan PLC  100,000  836
  4,840
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.6%
Premark International, Inc.   253,400 $ 6,209
Unilever NV ADR  13,000  2,551
  8,760
TOTAL NONDURABLES   28,788
PRECIOUS METALS - 0.0%
Anglo American Corp. of South Africa Ltd. (Reg.)  10,000  639
Western Mining Holdings Ltd.   46,741  277
  916
RETAIL & WHOLESALE - 6.4%
APPAREL STORES - 0.0%
Hibbett Sporting Goods, Inc.  8,800  141
GENERAL MERCHANDISE STORES - 2.3%
Costco Companies, Inc. (a)  134,200  3,875
Dayton Hudson Corp.  200,000  9,000
Family Dollar Stores, Inc.  135,000  3,527
Woolworth Corp. (a)  995,000  21,392
  37,794
GROCERY STORES - 1.1%
American Stores Co.  230,000  10,465
Safeway, Inc.  101,175  4,515
Tesco PLC Ord.  600,000  3,487
  18,467
RETAIL & WHOLESALE, MISCELLANEOUS - 3.0%
Borders Group, Inc. (a)  384,000  8,160
Circuit City Stores, Inc. - CarMax Group  7,400  111
Guitar Center, Inc.  18,100  256
Home Depot, Inc. (The)  502,300  29,134
Tandy Corp.  193,800  10,150
  47,811
TOTAL RETAIL & WHOLESALE   104,213
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.6%
ADVERTISING - 0.6%
Interpublic Group of Companies, Inc.   94,700 $ 5,363
Omnicom Group, Inc.   60,700  3,217
WPP Group PLC  400,000  1,630
  10,210
EDUCATIONAL SERVICES - 0.0%
Educational Medical, Inc.   67,700  575
TOTAL SERVICES   10,785
TECHNOLOGY - 11.9%
COMPUTER SERVICES & SOFTWARE - 0.8%
Award Software International, Inc.  26,500  308
BMC Software, Inc. (a)  275,600  11,920
Qualix Group, Inc.  67,000  419
Template Software, Inc.  5,400  45
  12,692
COMPUTERS & OFFICE EQUIPMENT - 4.2%
Canon, Inc.  350,000  8,292
Comdisco, Inc.  63,000  2,000
Compaq Computer Corp. (a)  177,400  15,146
Dell Computer Corp. (a)  100,000  8,369
Pitney Bowes, Inc.  155,800  9,971
Ricoh Co. Ltd. Ord.  50,000  594
Sun Microsystems, Inc. (a)  360,700  10,393
Symbol Technologies, Inc.  74,400  2,409
Western Digital Corp. (a)  187,100  11,530
  68,704
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  134,100  7,359
ELECTRONICS - 5.8%
Intel Corp.  567,200  86,852
Storage Technology Corp. (a)  205,800  7,229
TDK Corp.  10,000  720
  94,801
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.6%
Fuji Photo Film Co. Ltd.  250,000 $ 9,544
TOTAL TECHNOLOGY   193,100
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.7%
Helikopter Services AS  30,000  396
UAL Corp. (a)  147,500  10,970
  11,366
RAILROADS - 0.1%
Bombardier, Inc. Class B  20,000  405
Trinity Industries, Inc.   25,100  659
  1,064
TOTAL TRANSPORTATION   12,430
UTILITIES - 8.7%
ELECTRIC UTILITY - 6.3%
American Electric Power Co., Inc.   645,000  26,123
CMS Energy Corp.   160,000  5,080
Carolina Power & Light Co.   65,100  2,213
DQE, Inc.   244,800  6,763
DPL, Inc.   32,000  756
Edison International  188,000  3,948
Empresa Nacional De Electricidad SA sponsored ADR  8,000  559
Entergy Corp.  135,000  3,156
FPL Group, Inc.  68,500  3,057
Florida Progress Corp.  200  6
Hawaiian Electric Industries, Inc.  46,000  1,541
Houston Industries, Inc.  116,100  2,322
Ohio Edison Co.  298,000  5,960
Pinnacle West Capital Corp.  195,100  5,560
TECO Energy, Inc.  32,600  778
Texas Utilities Co.  962,300  32,478
Veba AG Ord.  35,000  1,809
  102,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 0.4%
Columbia Gas System, Inc. (The)  102,000 $ 6,311
TELEPHONE SERVICES - 2.0%
Ameritech Corp.  96,200  5,880
Stet (Societa Finanziaria Telefonica) Spa Ord.  250,000  1,187
Telebras sponsored ADR  10,000  1,148
Telefonica de Espana SA sponsored ADR  300,000  23,100
Telecom Italia Mobile Spa  150,000  471
Viatel, Inc. (a)  35,300  221
  32,007
TOTAL UTILITIES   140,427
TOTAL COMMON STOCKS
(Cost $1,295,445)   1,471,155
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
FINANCE - 0.0%
CLOSED END INVESTMENT COMPANY - 0.0%
Thai Prime Fund  26,800  265
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Stet (Societa Finanziaria Telefonica) Spa  250,000  926
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,040)   1,191
CASH EQUIVALENTS - 9.2%
Taxable Central Cash Fund (b) (Cost $148,615)  148,615,034  148,615
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,445,100)  $ 1,620,961
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  86.7%
Japan  2.4%
Spain  2.0%
Netherland  2.0%
United Kingdom  1.0%
Others (individually less than 1%)  5.9%
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,445,104,000. Net unrealized appreciation aggregated $175,857,000, of which $205,669,000 related to appreciated investment securities and $29,812,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,445,100) -                                 $ 1,620,961
See accompanying schedule

Receivable for investments sold                                                         29,258

Receivable for fund shares sold                                                         5,900

Dividends receivable                                                                    1,509

Interest receivable                                                                     461

Other receivables                                                                       46

 TOTAL ASSETS                                                                           1,658,135

LIABILITIES

Payable for investments purchased                                           $ 34,955

Payable for fund shares redeemed                                             5,042

Accrued management fee                                                       590

Other payables and accrued expenses                                          360

 TOTAL LIABILITIES                                                                      40,947

NET ASSETS                                                                             $ 1,617,188

Net Assets consist of:

Paid in capital                                                                        $ 1,333,354

Undistributed net investment income                                                     8,308

Accumulated undistributed net realized gain (loss) on                                   99,671
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                           175,855
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 64,978 shares outstanding                                              $ 1,617,188

NET ASSET VALUE, offering price and redemption price per                                $24.89
share ($1,617,188 (divided by) 64,978 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                             $ 14,628
Dividends

Interest                                                                       3,292

 TOTAL INCOME                                                                  17,920

EXPENSES

Management fee                                                     $ 4,892
Basic fee

 Performance adjustment                                             (1,033)

Transfer agent fees                                                 1,848

Accounting fees and expenses                                        320

Non-interested trustees' compensation                               6

Custodian fees and expenses                                         55

Registration fees                                                   45

Audit                                                               20

Legal                                                               5

Miscellaneous                                                       8

 Total expenses before reductions                                   6,166

 Expense reductions                                                 (369)      5,797

NET INVESTMENT INCOME                                                          12,123

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              95,030

 Foreign currency transactions                                      (7)

 Futures contracts                                                  4,570      99,593

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              20,620

 Assets and liabilities in foreign currencies                       (3)        20,617

NET GAIN (LOSS)                                                                120,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 132,333
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED APRIL 30,    OCTOBER 31,
                                                          1997               1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 12,123           $ 15,532
Net investment income

 Net realized gain (loss)                                  99,593             156,953

 Change in net unrealized appreciation (depreciation)      20,617             15,267

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           132,333            187,752
FROM OPERATIONS

Distributions to shareholders                              (14,299)           (9,746)
From net investment income

 From net realized gain                                    (119,372)          (101,358)

 TOTAL DISTRIBUTIONS                                       (133,671)          (111,104)

Share transactions                                         335,900            1,070,404
Net proceeds from sales of shares

 Reinvestment of distributions                             129,535            108,534

 Cost of shares redeemed                                   (433,342)          (804,151)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           32,093             374,787
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  30,755             451,435

NET ASSETS

 Beginning of period                                       1,586,433          1,134,998

 End of period (including undistributed net investment    $ 1,617,188        $ 1,586,433
income of $8,308 and $11,825, respectively)

OTHER INFORMATION
Shares

 Sold                                                      13,522             46,331

 Issued in reinvestment of distributions                   5,401              4,830

 Redeemed                                                  (17,416)           (34,501)

 Net increase (decrease)                                   1,507              16,660


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 24.99    $ 24.25   $ 19.45   $ 20.15   $ 16.77   $ 15.19
beginning of period

Income from
Investment
Operations

 Net investment                 .19 G      .24       .19       .16       .19       .16
income

 Net realized and               1.86       2.78      5.57      .44       3.61      1.97
 unrealized gain
(loss)

 Total from investment          2.05       3.02      5.76      .60       3.80      2.13

 operations



Less Distributions

 From net investment            (.23)      (.20)     (.15)     (.28)     (.10)     (.08)
 income

 From net realized gain         (1.92)     (2.08)    (.81)     (1.02)    (.32)     (.47)

 Total distributions            (2.15)     (2.28)    (.96)     (1.30)    (.42)     (.55)

Net asset value,               $ 24.89    $ 24.99   $ 24.25   $ 19.45   $ 20.15   $ 16.77
end of period

TOTAL RETURN B, C               8.53%      13.51%    31.54%    3.32%     23.09%    14.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,617    $ 1,586   $ 1,135   $ 812     $ 599     $ 261
period (in millions)

Ratio of expenses to            .77% A     .89%      1.03%     1.12%     1.11%     1.22%
average net assets

Ratio of expenses to            .73% A     .84%      1.00%     1.09%     1.10%     1.22%
average net assets             , E        E         E         E         E
after expense
reductions

Ratio of net investment         1.52% A    1.07%     .99%      1.01%     1.52%     1.43%
income to average
net assets

Portfolio turnover rate         116% A     247%      220%      187%      192%      268%

Average commission             $ .0388    $ .0339
rate  F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


6.
Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $854,861,000 and $937,474,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $106,939,000 and $111,509,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $123,000 for the period.
10. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $356,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $12,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford F. Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
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Magellan(registered trademark) Fund
Mid-Cap Stock Fund
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Small Cap Stock Fund
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
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SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

TECHNOQUANT(trademark) GROWTH
FUND
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT SUMMARY     9     A summary of the fund's
                             investments.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   16    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  20    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage of change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). TechnoQuant Growth has a 3% sales charge which has been waived since the fund's start on November 12, 1996 through December 31, 1997.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED APRIL 30, 1997                                       LIFE OF
                                                                  FUND

Fidelity TechnoQuant Growth                                       -1.50%

Fidelity TechnoQuant Growth (incl. 3% sales charge)               -4.46%

S&P 500(registered trademark)                                     10.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on November 12, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
             TechnoQuant Growth          SP Standard & Poor 500
             00333                       SP001
  1996/11/12       9700.00                    10000.00
  1996/11/30       9932.80                    10357.15
  1996/12/31      10020.10                    10151.98
  1997/01/31      10640.90                    10786.27
  1997/02/28       9923.10                    10870.84
  1997/03/31       9428.40                    10424.15
  1997/04/30       9554.50                    11046.48
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity TechnoQuant Growth on November 12, 1996, when the fund started, and the current maximum 3% sales charge (waived from November 12, 1996 through December 31, 1997) was paid. As the chart shows, by April 30, 1997, the value of the investment would be $9,554 - a 4.46% decrease on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,046 - a 10.46% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Tim Krochuk, Portfolio Manager of Fidelity TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. Since its inception on November 12, 1996, through April 30, 1997, the fund had a return of -1.50%. For the most similar period available for its peer group - from November 14, 1996, through April 30, 1997 - the capital appreciation funds average was down -1.56%, according to Lipper Analytical Services. The Standard & Poor's 500 Index was up 10.46% from the fund's inception on November 12, 1996, through the end of the period.
Q. WHAT IS THE FUND'S INVESTMENT STRATEGY?
A. The premise behind this fund is that we can study the supply and demand patterns for stocks and sectors by looking at price and volume movements. Price and volume data also is called technical data. The fund's strategy is to identify combinations of price and volume data - unique to individual stocks and sectors - that historically have had good predictive ability. I look for stocks where a number of these individual indicators are bullish. Although technical data is the driving force behind my investment decisions, TechnoQuant Growth does not ignore fundamental data altogether. I'd say that 90% of the information I use to make investment decisions is technical data based on price and volume, while the other 10% is traditional fundamental data, such as earnings forecasts.
Q. HOW DID THE STRATEGY WORK DURING THE PERIOD?
A. What's been unusual over the past five and a half months is that very few names have been responsible for a majority of the Standard & Poor's 500 Index's gains. If you haven't focused on these few stocks, you've had a very difficult time beating the market. When this happens, we say that there has been "bad market breadth." Since January of last year, index funds - particularly those that try to mirror such large-cap-oriented indexes as the S&P 500 - have been attracting a big portion of investors' dollars. In doing so, I believe they're artificially inflating the value of many large-cap stocks. In fact, I believe some of these stocks have been going up solely because they're in the S&P. This is just one of the reasons why the TechnoQuant models have been uncomfortable over-emphasizing those names for the fund. This "bad breadth" market caused the fund's strategy to be less successful than I hope it will be in the long run.
Q. IS THE TECHNOQUANT GROWTH FUND A TREND-FOLLOWING FUND?
A. No. TechnoQuant analyzes RELATIONSHIPS, not trends. There is a big difference. Just because a stock is trending up is not reason enough to buy it. How are the other stocks in that same industry acting? How are the stocks in a negatively correlated industry acting? How is the market behaving? These are the kinds of relationships that TechnoQuant studies - not just simple price movements. If all the relationships look good, then the stock might be a "buy." But as I said before, a single price trend does not make me own a stock.
Q. WHICH HOLDINGS OR SECTORS HAD AN INFLUENCE ON PERFORMANCE?
A. On the upside, it was principally technology and finance that helped the fund. Applied Materials, Western Digital and Data General were among our performance leaders on the technology side; Conseco was a leading contributor from the financial sector. The sector that hurt the fund the most was energy, and most of the fund's underperformance compared to the S&P came from this sector's collapse during February when oil and gas prices fell significantly. Holdings such as Marine Drilling, Comstock Resources, Newfield and UTI Energy all fell during that time, and the fund no longer held these stocks at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE FUTURE, TIM?
A. I think it's going to be a difficult market in which to make money, with the potential for a significant correction before the year is out. I have the fund positioned defensively, but be prepared for some volatility going forward. Investors should be aware that short-term volatility is natural to the equity markets and are encouraged to take a long-term approach to investing. Let me provide an example based on my research. If you had invested in the S&P 500 from January 1978 through March 1997, your return would have been 867% over those 230 months. By missing the 10 best-performing months during that period, your return would have been reduced to 328%. But few, if any, investors would be so unlucky as to miss the 10 best months over a 19-year period. With that in mind, I set out to analyze the performance of a number of portfolios each of which would pull out of the market for 10 randomly selected months between January 1978 and March 1997. Each portfolio was out of the market for a different set of 10 months during this period, so each would miss different "up" months and different "down" months. The results? The portfolio that simply bought and held its investments - meaning, it stayed in the market across all 230 months - outperformed 90% of the other portfolios. The average return of the portfolios that were out of the market for the 10 randomly selected months was 783%, compared to the 867% for staying invested in the market over the nearly 20-year period. And since the market tends to have more up months than down months, you're more likely to miss the former than the latter. The lesson? Volatility can be painful in the short-term, but staying in the market is beneficial in the long-term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term capital
appreciation by investing
mainly in common stocks,
using a quantitative
investment approach that
emphasizes technical factors
FUND NUMBER: 333
TRADING SYMBOL: FTQGF
START DATE: November 12, 1996
SIZE: as of April 30, 1997,
more than $65 million
MANAGER: Tim Krochuk,
since inception; manager,
Fidelity Advisor TechnoQuant
Growth Fund, since
December 1996; quantitative
analyst, 1994-
1996; equity research
associate, 1992-1994; joined
Fidelity in 1992
(checkmark)
TIM KROCHUK ON
TECHNOQUANT INVESTING:
"The name TechnoQuant
comes from two things: the
kind of data I look at and the
way I look at it. `Tech' stands
for technical data - which is
price and volume data. I like
to describe this data as the
`molecules of the market'
because price and volume are
the smallest pieces that you
can break any market into.
That's what I'm looking at -
what actually occurs on the
molecular level of the equity
market every day. I like this
data because it is clean data
and there is an abundance of
it; I get thousands of new data
points every day. Technical
data reveals perceptions in
the market based on
transactions that occur
throughout the day.
"The `quant' in TechnoQuant
describes  HOW I look at this
data. Instead of looking at
technical charts with the
naked eye, I use powerful
computer systems to analyze
thousands of relationships in
the technical data. I am really
trying to identify the
relationships you can't see on
a piece of paper. Quantitative
investing is a logical
extension of what's
happening in every industry
today - people using the
power of the computer to
improve a process and do
things we couldn't do before."
INVESTMENT SUMMARY


TOP TEN STOCKS AS OF APRIL 30, 1997
                                             % OF FUND'S INVESTMENTS

PepsiCo, Inc.                                2.7

General Electric Co.                         2.6

Home Depot, Inc. (The)                       2.6

North Fork Bancorp., Inc.                    2.1

O'Sullivan Industries Holdings, Inc.         2.0

Halter Marine Group, Inc.                    2.0

Boeing Co.                                   1.9

AMR Corp.                                    1.9

Foamex International, Inc.                   1.8

Coca-Cola Co. (The)                          1.8

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                           % OF FUND'S INVESTMENTS

Retail & Wholesale         16.1

Finance                    13.9

Energy                     13.6

Technology                 11.4

Nondurables                9.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30,1997 *
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 45.2
Row: 1, Col: 3, Value: 50.0
2.
Stocks 95.2%
Short-term
investments 4.8%
FOREIGN
INVESTMENTS 4.6%
*
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.9%
AEROSPACE & DEFENSE - 1.9%
Boeing Co.   12,900 $ 1,272,263
SHIP BUILDING & REPAIR - 2.0%
Halter Marine Group, Inc.   66,700  1,308,988
TOTAL AEROSPACE & DEFENSE   2,581,251
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 3.0%
Foamex International, Inc. (a)  83,800  1,204,625
Sealed Air Corp. (a)  17,100  790,875
  1,995,500
PAPER & FOREST PRODUCTS - 0.8%
Bowater, Inc.   11,400  493,050
TOTAL BASIC INDUSTRIES   2,488,550
DURABLES - 3.5%
HOME FURNISHINGS - 3.5%
Miller (Herman), Inc.   26,200  848,225
O'Sullivan Industries Holdings, Inc. (a)  97,600  1,317,600
Shelby Williams Industries, Inc.   10,100  116,150
  2,281,975
ENERGY - 13.6%
ENERGY SERVICES - 10.0%
BJ Services Co. (a)  20,700  975,488
Baker Hughes, Inc.   22,100  762,450
Diamond Offshore Drilling, Inc. (a)   11,600  746,750
Energy Ventures, Inc. (a)  15,300  1,023,188
Falcon Drilling, Inc. (a)  19,400  742,050
Global Marine, Inc. (a)  46,500  935,813
Rowan Companies, Inc. (a)   38,600  694,800
Schlumberger Ltd.   6,900  764,175
  6,644,714
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.6%
Coastal Corp. (The)  16,500 $ 783,750
Mesa, Inc.  (a)  155,400  796,425
Royal Dutch Petroleum Co. ADR  4,300  775,075
  2,355,250
TOTAL ENERGY   8,999,964
FINANCE - 13.9%
BANKS - 3.2%
North Fork Bancorp., Inc.   35,400  1,402,725
Peoples Heritage Financial Group, Inc.   22,300  699,663
  2,102,388
CLOSED END INVESTMENT COMPANY - 3.0%
Alliance Global Environment Fund  66,400  971,100
New Age Media Fund, Inc.   76,700  1,006,688
  1,977,788
CREDIT & OTHER FINANCE - 2.0%
Fleet Financial Group, Inc.   7,900  481,900
Money Store, Inc.   39,900  862,838
  1,344,738
INSURANCE - 2.5%
American International Group, Inc.   6,400  822,400
Conseco, Inc.   20,000  827,500
  1,649,900
SAVINGS & LOANS - 3.2%
Dime Bancorp., Inc.   66,400  1,070,700
Sovereign Bancorp., Inc.   85,880  1,052,030
  2,122,730
TOTAL FINANCE   9,197,544
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 2.4%
Bristol-Myers Squibb Co.   12,300  805,650
Warner-Lambert Co.   8,000  784,000
  1,589,650
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 3.6%
Humana, Inc. (a)   37,200 $ 809,100
Oxford Health Plans, Inc. (a)   12,800  843,200
Tenet Healthcare Corp. (a)  28,600  743,600
  2,395,900
TOTAL HEALTH   3,985,550
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
ELECTRICAL EQUIPMENT - 2.6%
General Electric Co.   15,500  1,718,563
MEDIA & LEISURE - 2.3%
LODGING & GAMING - 1.1%
Anchor Gaming (a)  28,700  717,500
RESTAURANTS - 1.2%
Starbucks Corp.   27,800  830,525
TOTAL MEDIA & LEISURE   1,548,025
NONDURABLES - 9.9%
BEVERAGES - 7.1%
Anheuser-Busch Companies, Inc.   18,400  788,900
Coca-Cola Co. (The)  18,500  1,177,063
Coors (Adolph) Co. Class B  41,000  937,875
PepsiCo, Inc.   51,500  1,796,063
  4,699,901
FOODS - 2.8%
Campbell Soup Co.   4,800  245,400
Sara Lee Corp.   11,500  483,000
Fletchers Fine Foods Ltd.   39,200  375,885
Tootsie Roll Industries, Inc.   16,300  772,213
  1,876,498
TOTAL NONDURABLES   6,576,399
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 16.1%
APPAREL STORES - 2.4%
Baker (J.), Inc.   91,800 $ 722,925
Club Monaco, Inc. (a)   17,700  132,992
Ross Stores, Inc.   26,000  731,250
  1,587,167
GENERAL MERCHANDISE STORES - 10.0%
Costco Companies, Inc. (a)  25,600  739,200
Dayton Hudson Corp.   24,200  1,089,000
Family Dollar Stores, Inc.   29,900  781,138
Federated Department Stores, Inc. (a)   23,300  792,200
MacFrugals Bargains Closeouts, Inc. (a)  27,500  804,375
Sears, Roebuck & Co.   16,000  768,000
Wal-Mart Stores, Inc.   27,900  788,175
Woolworth Corp.  (a)  38,400  825,600
  6,587,688
RETAIL & WHOLESALE, MISCELLANEOUS - 3.7%
Home Depot, Inc. (The)  29,200  1,693,600
Tandy Corp.   14,900  780,388
  2,473,988
TOTAL RETAIL & WHOLESALE   10,648,843
SERVICES - 0.7%
LEASING & RENTAL - 0.7%
Hertz Corp. Class A  2,200  63,800
Team Rental Group, Inc. Class A (a)  16,800  378,000
  441,800
TECHNOLOGY - 11.4%
COMMUNICATIONS EQUIPMENT - 1.2%
Newbridge Networks Corp. (a)   25,900  822,315
COMPUTER SERVICES & SOFTWARE - 2.2%
Credit Management Solutions, Inc.   67,100  603,900
Electronics for Imaging, Inc. (a)  21,100  828,175
  1,432,075
COMPUTERS & OFFICE EQUIPMENT - 4.9%
Data General Corp. (a)  43,000  806,250
Dell Computer Corp. (a)  9,700  811,769
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Micron Electronics, Inc. (a)  38,700 $ 788,513
Western Digital Corp. (a)  13,700  844,263
  3,250,795
ELECTRONIC INSTRUMENTS - 1.7%
Applied Materials, Inc. (a)  20,300  1,113,963
ELECTRONICS - 1.4%
Innovex, Inc.   29,100  931,200
TOTAL TECHNOLOGY   7,550,348
TRANSPORTATION - 3.6%
AIR TRANSPORTATION - 3.6%
AMR Corp. (a)  13,400  1,247,875
Midwest Express Holdings, Inc. (a)   28,200  1,163,250
  2,411,125
UTILITIES - 3.9%
ELECTRIC UTILITY - 1.5%
DPL, Inc.   42,300  999,338
GAS - 1.2%
El Paso Natural Gas Co.  13,200  767,250
TELEPHONE SERVICES - 1.2%
WorldCom, Inc. (a)  34,300  823,200
TOTAL UTILITIES   2,589,788
TOTAL COMMON STOCKS
(Cost $61,894,531)   63,019,725
U.S. TREASURY OBLIGATIONS - 0.1%
  PRINCIPAL
  AMOUNT
United States Treasury Bill, yield at date of purchase
5.15% to 5.16%, 6/26/97
(Cost $59,519)  $ 60,000  59,537
CASH EQUIVALENTS - 4.7%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $3,113,766)  3,113,766 $ 3,113,766
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $65,067,816)  $ 66,193,028
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $65,067,816. Net unrealized appreciation aggregated $1,125,212, of which $3,337,850 related to appreciated investment securities and $2,212,638 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS APRIL  30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $65,067,816) -                  $ 66,193,028
See accompanying schedule

Receivable for investments sold                                           14,239,787

Receivable for fund shares sold                                           128,681

Dividends receivable                                                      27,370

Interest receivable                                                       13,482

Prepaid expenses                                                          13,960

 TOTAL ASSETS                                                             80,616,308

LIABILITIES

Payable to custodian bank                                  $ 164,495

Payable for investments purchased                           14,498,220

Payable for fund shares redeemed                            468,041

Accrued management fee                                      32,600

Other payables and accrued expenses                         57,351

 TOTAL LIABILITIES                                                        15,220,707

NET ASSETS                                                               $ 65,395,601

Net Assets consist of:

Paid in capital                                                          $ 69,657,413

Accumulated net investment (loss)                                         (92,519)

Accumulated undistributed net realized gain (loss) on                     (5,294,505)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             1,125,212
investments

NET ASSETS, for 6,637,913 shares outstanding                             $ 65,395,601

NET ASSET VALUE, offering price and redemption price                      $9.85
per share ($65,395,601 (divided by) 6,637,913 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS NOVEMBER 12, 1996 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1997
(UNAUDITED)

INVESTMENT INCOME                                                                                       $ 150,977
Dividends

Interest                                                                                                 78,366

 TOTAL INCOME                                                                                            229,343

EXPENSES

Management fee                                                                           $ 144,459

Transfer agent fees                                                                       78,187

Accounting fees and expenses                                                              28,405

Non-interested trustees' compensation                                                     74

Custodian fees and expenses                                                               9,837

Registration fees                                                                         47,166

Audit                                                                                     13,355

Legal                                                                                     31

Miscellaneous                                                                             348

 TOTAL EXPENSES                                                                                          321,862

NET INVESTMENT INCOME (LOSS)                                                                             (92,519)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                                    (5,249,809)

 Futures contracts                                                                        (44,696)       (5,294,505)

Change in net unrealized appreciation (depreciation) on                                                  1,125,212
investment securities

NET GAIN (LOSS)                                                                                          (4,169,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                         $ (4,261,812)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      NOVEMBER 12, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      APRIL 30, 1997
      (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS

Operations                                                               $ (92,519)
Net investment income (loss)

 Net realized gain (loss)                                                 (5,294,505)

 Change in net unrealized appreciation (depreciation)                     1,125,212

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          (4,261,812)
FROM OPERATIONS

Share transactions                                                        87,478,587
Net proceeds from sales of shares

 Cost of shares redeemed                                                  (17,896,769)

 Redemption fees                                                          75,595

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          69,657,413
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 65,395,601

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $92,519)    $ 65,395,601

OTHER INFORMATION
Shares

 Sold                                                                     8,393,661

 Redeemed                                                                 (1,755,748)

 Net increase (decrease)                                                  6,637,913


FINANCIAL HIGHLIGHTS
      NOVEMBER 12, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      APRIL 30, 1997

      (UNAUDITED)

SELECTED PER-SHARE DATA C

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.02)

 Net realized and unrealized gain (loss)                        (.14)

 Total from investment operations                               (.16)

Redemption fees added to paid in capital                        .01

Net asset value, end of period                                 $ 9.85

TOTAL RETURN B                                                  (1.50)%

RATIOS AND SUPPLEMENTAL  DATA

Net assets, end of period (000 omitted)                        $ 65,396

Ratio of expenses to average net assets                         1.37%
                                                               A

Ratio of net investment income (loss) to average net assets     (.39)%
                                                               A

Portfolio turnover rate                                         359%
                                                               A

Average commission rate D                                      $ .0293

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




11. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity TechnoQuant Growth Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by the fund and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
12. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING ACCOUNTING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
13. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $152,739,934 and $85,594,806, respectively.
The market value of futures contracts opened and closed during the period amounted to $9,324,198 and $9,279,502, respectively.
14. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment will not take effect until November, 1997. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets.
SALES LOAD. For the period November 12, 1996 (commencement of operations) through December 31, 1997, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (3% of the offering price) on the sales of shares.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .33% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $41,741 for the period.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE